Vanguard Extended Market Index Fund

Schedule of Investments (unaudited)
As of September 30, 2019

			Market
			Value
		Shares	($000)
Common Stocks (99.1%)1
Communication Services (4.6%)
*	IAC/InterActiveCorp	1,024,808	223,377
*	Liberty Broadband Corp.	2,097,372	219,532
*	Snap Inc.	10,759,454	169,999
*	Liberty Global plc	5,778,569	137,472
*	Live Nation Entertainment Inc.	1,985,027	131,687
^	Sirius XM Holdings Inc.	19,517,946	122,085
*	Altice USA Inc. Class A	4,255,349	122,043
*	Liberty Media Corp-Liberty Formula One	2,896,483	120,465
*	Zayo Group Holdings Inc.	3,190,542	108,159
*	Liberty Media Corp-Liberty SiriusXM Class C	2,244,834	94,193
	Cable One Inc.	71,770	90,050
*	GCI Liberty Inc. Class A	1,350,686	83,837
*	Zynga Inc. Class A	12,699,725	73,912
	Nexstar Media Group Inc. Class A	657,826	67,302
*	Madison Square Garden Co. Class A	243,914	64,276
	Cinemark Holdings Inc.	1,521,578	58,794
*	Liberty Global plc Class A	2,348,429	58,124
	New York Times Co. Class A	2,030,171	57,819
^	Match Group Inc.	782,050	55,870
*	Sprint Corp.	8,298,400	51,201
*,^	Zillow Group Inc.	1,685,463	50,260
	TEGNA Inc.	3,072,372	47,714
*	Liberty Media Corp-Liberty SiriusXM Class A	1,090,806	45,345
	World Wrestling Entertainment Inc. Class A	634,424	45,139
*	Liberty Broadband Corp. Class A	396,355	41,427
	Sinclair Broadcast Group Inc. Class A	958,565	40,969
*	Vonage Holdings Corp.	3,235,027	36,556
	Telephone & Data Systems Inc.	1,356,717	35,003
	Cogent Communications Holdings Inc.	607,686	33,483
*,^	Pinterest Inc. Class A	1,265,909	33,483
*	Yelp Inc. Class A	951,616	33,069
*	AMC Networks Inc. Class A	628,043	30,875
*	Iridium Communications Inc.	1,394,636	29,678
*	Cargurus Inc.	931,346	28,825
	John Wiley & Sons Inc. Class A	643,876	28,292
*	Liberty Latin America Ltd.	1,620,924	27,710
	Shenandoah Telecommunications Co.	675,605	21,464
	Meredith Corp.	584,108	21,413
*	Gray Television Inc.	1,136,351	18,545
	Gannett Co. Inc.	1,589,540	17,072
*	Zillow Group Inc. Class A	576,901	17,045
	Scholastic Corp.	410,367	15,495
*	Liberty Media Corp-Liberty Braves Class C	532,733	14,783
*	Bandwidth Inc. Class A	225,559	14,686
*,^	MSG Networks Inc.	905,190	14,682
*	Lions Gate Entertainment Corp. Class B	1,661,424	14,521
*	Liberty Media Corp-Liberty Formula One Class A	341,036	13,502
	Marcus Corp.	326,936	12,100
*	Clear Channel Outdoor Holdings Inc.	4,578,195	11,537

*	Liberty Latin America Ltd. Class A	668,307	11,408
	EW Scripps Co. Class A	840,909	11,167
*	Liberty TripAdvisor Holdings Inc. Class A	1,065,201	10,024
*	iHeartMedia Inc. Class A	637,928	9,569
	ATN International Inc.	163,381	9,537
*	Cardlytics Inc.	274,237	9,192
*	Eventbrite Inc. Class A	475,249	8,417
^	AMC Entertainment Holdings Inc. Class A	761,184	8,145
*	Cars.com Inc.	901,291	8,094
*	Glu Mobile Inc.	1,621,629	8,092
*	United States Cellular Corp.	212,440	7,983
	National CineMedia Inc.	958,982	7,864
*	Loral Space & Communications Inc.	187,718	7,772
*	TechTarget Inc.	324,268	7,304
*	QuinStreet Inc.	574,989	7,239
^	New Media Investment Group Inc.	809,010	7,127
*	Boingo Wireless Inc.	637,521	7,076
*,^	Lions Gate Entertainment Corp. Class A	709,575	6,564
*	Central European Media Enterprises Ltd. Class A	1,380,723	6,206
*,^	ANGI Homeservices Inc. Class A	875,183	6,201
	Entercom Communications Corp. Class A	1,842,199	6,153
*	Anterix Inc.	160,365	5,805
*	Rosetta Stone Inc.	325,995	5,672
*	ORBCOMM Inc.	1,167,162	5,556
	Consolidated Communications Holdings Inc.	1,060,064	5,046
*,^	Gogo Inc.	797,918	4,811
*	TrueCar Inc.	1,281,192	4,356
*	Care.com Inc.	397,181	4,151
*,^	Globalstar Inc.	9,916,865	4,103
*	Cincinnati Bell Inc.	739,832	3,751
	Emerald Expositions Events Inc.	380,346	3,701
*	Meet Group Inc.	1,107,163	3,626
*	Sciplay Corp. Class A	330,976	3,541
*,^	Daily Journal Corp.	13,381	3,313
	Spok Holdings Inc.	270,024	3,224
*	Liberty Media Corp-Liberty Braves Class A	114,492	3,186
*,^	NII Holdings Inc.	1,477,504	2,896
*	DHI Group Inc.	725,260	2,792
*	Ooma Inc.	268,321	2,791
	Entravision Communications Corp. Class A	871,053	2,770
*	EverQuote Inc. Class A	124,679	2,661
*	WideOpenWest Inc.	424,060	2,612
	Tribune Publishing Co.	300,073	2,575
*	Reading International Inc. Class A	213,227	2,550
*,^	Boston Omaha Corp. Class A	126,656	2,512
*	Hemisphere Media Group Inc. Class A	197,226	2,410
*	DISH Network Corp. Class A	66,454	2,264
*	IDT Corp. Class B	209,246	2,203
*,^	Pareteum Corp.	1,428,960	1,843
	Saga Communications Inc. Class A	60,105	1,788
*	MDC Partners Inc. Class A	607,963	1,714
*	Cumulus Media Inc. Class A	108,100	1,572
*	Lee Enterprises Inc.	710,819	1,450
*	Fluent Inc.	524,848	1,435
*	comScore Inc.	725,330	1,385
*,^	Frontier Communications Corp.	1,548,576	1,343
*	Marchex Inc. Class B	399,306	1,254

*,^	Gaia Inc. Class A	178,719	1,168
	Townsquare Media Inc. Class A	132,690	933
*	Alaska Communications Systems Group Inc.	539,199	927
*,^	LiveXLive Media Inc.	447,854	898
*	Travelzoo	80,394	859
	AH Belo Corp. Class A	209,330	785
*,^	cbdMD Inc.	172,510	683
*	Ballantyne Strong Inc.	208,983	650
*	Global Eagle Entertainment Inc.	782,551	565
*,^	Chicken Soup For The Soul Entertainment Inc.	50,268	488
*	Urban One Inc.	239,794	477
*	AutoWeb Inc.	151,988	471
	Beasley Broadcast Group Inc. Class A	110,510	343
*,^	SRAX Inc. Class A	89,052	205
*	Emmis Communications Corp. Class A	40,535	203
	Salem Media Group Inc. Class A	117,723	180
*	Otelco Inc. Class A	14,646	174
*,^	McClatchy Co. Class A	50,275	142
*	Zedge Inc. Class B	78,380	131
*	Insignia Systems Inc.	125,777	122
*	Harte-Hanks Inc.	32,072	98
*	Cinedigm Corp. Class A	112,137	95
*	Dolphin Entertainment Inc.	99,800	84
*	SPAR Group Inc.	80,427	83
	John Wiley & Sons Inc. Class B	1,480	68
*	NTN Buzztime Inc.	16,227	54
*,^	Professional Diversity Network Inc.	20,497	29
*	Xcel Brands Inc.	12,396	24
*,^	IZEA Worldwide Inc.	92,728	24
*	Glowpoint Inc.	8,920	9
*	Creative Realities Inc.	3,400	6
*	Urban One Inc. Class A	2,500	5
			3,195,649
Consumer Discretionary (11.3%)
*,^	Tesla Inc.	1,991,240	479,630
*	Lululemon Athletica Inc.	1,585,746	305,304
	Las Vegas Sands Corp.	4,718,885	272,563
*	Burlington Stores Inc.	932,537	186,340
	Aramark	3,475,714	151,472
	Domino's Pizza Inc.	579,191	141,664
	Vail Resorts Inc.	566,107	128,823
*	Bright Horizons Family Solutions Inc.	823,667	125,609
	Service Corp. International	2,572,484	122,990
*	Roku Inc.	1,197,564	121,864
	Pool Corp.	561,240	113,202
*	ServiceMaster Global Holdings Inc.	1,921,694	107,423
*	Five Below Inc.	786,173	99,136
	Gentex Corp.	3,584,990	98,713
*	Etsy Inc.	1,704,862	96,325
*	Wayfair Inc.	849,723	95,271
	Dunkin' Brands Group Inc.	1,166,791	92,597
	Lear Corp.	776,064	91,498
*	Caesars Entertainment Corp.	7,825,255	91,243
^	Autoliv Inc.	1,101,448	86,882
	Toll Brothers Inc.	1,825,329	74,930
	Williams-Sonoma Inc.	1,100,735	74,828
*	GrubHub Inc.	1,293,942	72,733

	Polaris Inc.	808,761	71,179
	Wyndham Hotels & Resorts Inc.	1,364,639	70,606
*	Skechers U.S.A. Inc. Class A	1,888,739	70,544
*	Planet Fitness Inc. Class A	1,191,687	68,963
*	Grand Canyon Education Inc.	684,111	67,180
	Foot Locker Inc.	1,537,237	66,347
	Brunswick Corp.	1,208,611	62,993
	Churchill Downs Inc.	504,984	62,343
	Aaron's Inc.	956,122	61,440
*	Deckers Outdoor Corp.	408,401	60,182
	Wyndham Destinations Inc.	1,291,899	59,453
*	frontdoor Inc.	1,194,970	58,040
	Carter's Inc.	630,020	57,464
*	Qurate Retail Group Inc. QVC Group Class A	5,525,573	56,996
	Marriott Vacations Worldwide Corp.	548,132	56,792
*	Helen of Troy Ltd.	355,322	56,020
*,^	Mattel Inc.	4,872,361	55,496
	Cracker Barrel Old Country Store Inc.	338,090	54,990
	Six Flags Entertainment Corp.	1,036,822	52,660
	Wendy's Co.	2,597,292	51,894
*	Tempur Sealy International Inc.	649,268	50,124
	Texas Roadhouse Inc. Class A	924,158	48,537
*	Floor & Decor Holdings Inc. Class A	927,906	47,462
*	TopBuild Corp.	490,136	47,264
*	Chegg Inc.	1,545,268	46,281
	Goodyear Tire & Rubber Co.	3,205,032	46,169
*,^	Carvana Co. Class A	691,763	45,656
*	Ollie's Bargain Outlet Holdings Inc.	751,836	44,088
	Thor Industries Inc.	757,606	42,911
	Strategic Education Inc.	310,793	42,231
*	AutoNation Inc.	828,725	42,016
	Lithia Motors Inc. Class A	316,849	41,944
	Graham Holdings Co. Class B	61,472	40,784
	KB Home	1,192,524	40,546
	Columbia Sportswear Co.	415,975	40,304
*	Shake Shack Inc. Class A	406,664	39,869
	Choice Hotels International Inc.	446,717	39,740
	Steven Madden Ltd.	1,106,203	39,591
*	Taylor Morrison Home Corp. Class A	1,521,643	39,471
	Hyatt Hotels Corp. Class A	531,530	39,158
*	Hilton Grand Vacations Inc.	1,211,155	38,757
^	RH	226,132	38,630
	Extended Stay America Inc.	2,613,175	38,257
	Dick's Sporting Goods Inc.	927,728	37,861
	Monro Inc.	469,338	37,082
*,^	Eldorado Resorts Inc.	918,393	36,616
	American Eagle Outfitters Inc.	2,243,559	36,391
	Wingstop Inc.	415,513	36,266
*	Murphy USA Inc.	421,924	35,990
*	Meritage Homes Corp.	509,659	35,855
	Wolverine World Wide Inc.	1,209,521	34,181
*	Fox Factory Holding Corp.	537,653	33,464
	Jack in the Box Inc.	362,692	33,049
*	Visteon Corp.	396,179	32,701
*	Dorman Products Inc.	408,715	32,509
	LCI Industries	352,976	32,421
*	TRI Pointe Group Inc.	2,070,426	31,139

	MDC Holdings Inc.	720,716	31,063
*	Adtalem Global Education Inc.	782,641	29,811
	Dana Inc.	2,002,588	28,917
*	Penn National Gaming Inc.	1,543,839	28,754
*	Asbury Automotive Group Inc.	275,142	28,155
	Adient plc	1,221,253	28,040
*	Urban Outfitters Inc.	992,523	27,880
	Boyd Gaming Corp.	1,156,454	27,697
*	National Vision Holdings Inc.	1,133,992	27,295
*	Sotheby's	461,510	26,297
*	Laureate Education Inc. Class A	1,569,960	26,022
*	Sally Beauty Holdings Inc.	1,682,462	25,052
*	Crocs Inc.	891,707	24,754
	Callaway Golf Co.	1,272,398	24,697
	Cheesecake Factory Inc.	580,253	24,185
*,^	iRobot Corp.	389,183	24,001
*	Cavco Industries Inc.	123,822	23,785
*	WW International Inc.	627,953	23,749
	Kontoor Brands Inc.	671,950	23,585
	Bloomin' Brands Inc.	1,214,951	22,999
*,^	LGI Homes Inc.	273,721	22,806
	Group 1 Automotive Inc.	245,169	22,632
	Penske Automotive Group Inc.	473,117	22,369
	Brinker International Inc.	521,053	22,233
	La-Z-Boy Inc.	648,269	21,775
*	Skyline Champion Corp.	719,957	21,664
*,^	Veoneer Inc.	1,421,459	21,308
	Red Rock Resorts Inc. Class A	1,022,279	20,757
	Core-Mark Holding Co. Inc.	638,334	20,500
*	Denny's Corp.	888,585	20,229
*	Gentherm Inc.	470,331	19,324
^	Bed Bath & Beyond Inc.	1,808,409	19,241
	Dine Brands Global Inc.	240,931	18,277
	Cooper Tire & Rubber Co.	694,502	18,140
	Oxford Industries Inc.	247,370	17,736
*	Installed Building Products Inc.	309,122	17,725
*	Stamps.com Inc.	236,028	17,572
*	Sleep Number Corp.	415,518	17,169
	Rent-A-Center Inc.	657,976	16,969
	Dave & Buster's Entertainment Inc.	435,405	16,959
^	Children's Place Inc.	218,150	16,795
	Delphi Technologies plc	1,210,722	16,224
^	Papa John's International Inc.	309,809	16,219
*	Career Education Corp.	1,017,905	16,175
	Winnebago Industries Inc.	420,261	16,117
*	Chewy Inc.	650,808	15,997
*	Groupon Inc. Class A	5,977,350	15,900
*	Scientific Games Corp.	769,502	15,659
*	G-III Apparel Group Ltd.	601,747	15,507
*	M/I Homes Inc.	408,498	15,380
*	SeaWorld Entertainment Inc.	584,252	15,378
	International Speedway Corp. Class A	328,997	14,808
*	K12 Inc.	552,973	14,599
	Caleres Inc.	617,416	14,454
*	Boot Barn Holdings Inc.	410,114	14,313
	Abercrombie & Fitch Co.	893,770	13,943
	Office Depot Inc.	7,937,124	13,930

	Standard Motor Products Inc.	283,029	13,741
	Acushnet Holdings Corp.	505,540	13,346
	Designer Brands Inc. Class A	774,050	13,252
*	American Axle & Manufacturing Holdings Inc.	1,611,571	13,247
	Big Lots Inc.	531,817	13,030
	Signet Jewelers Ltd.	759,539	12,730
*	Century Communities Inc.	404,076	12,377
*	Stoneridge Inc.	396,459	12,278
	BJ's Restaurants Inc.	303,238	11,778
*,^	Levi Strauss & Co. Class A	617,377	11,755
*	Michaels Cos. Inc.	1,147,870	11,238
	Guess? Inc.	602,970	11,173
	Sonic Automotive Inc. Class A	352,717	11,079
*	Garrett Motion Inc.	1,089,250	10,849
*	Sonos Inc.	786,508	10,547
*	Universal Electronics Inc.	202,171	10,291
	Tupperware Brands Corp.	644,571	10,229
*	Shutterstock Inc.	277,064	10,008
*	William Lyon Homes Class A	481,392	9,801
*	Cooper-Standard Holdings Inc.	238,819	9,763
	Sturm Ruger & Co. Inc.	231,252	9,657
^	Dillard's Inc. Class A	145,701	9,632
*	Malibu Boats Inc. Class A	299,814	9,198
	Tenneco Inc. Class A	733,673	9,186
*	GoPro Inc. Class A	1,762,707	9,140
*	Zumiez Inc.	281,566	8,919
*	Everi Holdings Inc.	1,037,458	8,777
	Ruth's Hospitality Group Inc.	427,582	8,729
^	Buckle Inc.	422,533	8,704
*	Modine Manufacturing Co.	745,212	8,473
*	America's Car-Mart Inc.	92,195	8,454
*	Genesco Inc.	210,644	8,430
	Twin River Worldwide Holdings Inc.	366,677	8,371
*	Quotient Technology Inc.	1,068,795	8,358
*	Fossil Group Inc.	667,986	8,357
*,^	YETI Holdings Inc.	295,049	8,261
*	Houghton Mifflin Harcourt Co.	1,520,988	8,107
*,^	OneSpaWorld Holdings Ltd.	498,003	7,734
*	Monarch Casino & Resort Inc.	182,333	7,601
^	GameStop Corp. Class A	1,303,536	7,196
*	Regis Corp.	355,454	7,187
	Chico's FAS Inc.	1,756,331	7,078
*	Conn's Inc.	278,583	6,926
	Ethan Allen Interiors Inc.	352,863	6,740
*	Playa Hotels & Resorts NV	831,559	6,511
*	Lindblad Expeditions Holdings Inc.	382,879	6,417
*	Chuy's Holdings Inc.	253,469	6,276
*	Red Robin Gourmet Burgers Inc.	188,650	6,275
*	Hibbett Sports Inc.	272,447	6,239
*,^	Stitch Fix Inc. Class A	318,802	6,137
	Movado Group Inc.	244,172	6,070
*	Beazer Homes USA Inc.	401,879	5,988
	Haverty Furniture Cos. Inc.	291,221	5,903
*	Rubicon Project Inc.	671,150	5,846
*	At Home Group Inc.	585,093	5,629
*	American Public Education Inc.	251,322	5,615
*	Vista Outdoor Inc.	866,327	5,363

^	PetMed Express Inc.	296,108	5,336
*	1-800-Flowers.com Inc. Class A	359,334	5,316
	Winmark Corp.	29,854	5,266
*,^	Funko Inc. Class A	250,829	5,161
*	Del Taco Restaurants Inc.	503,995	5,153
	Cato Corp. Class A	284,732	5,014
	Johnson Outdoors Inc. Class A	85,530	5,009
	Carriage Services Inc. Class A	242,857	4,964
*	MarineMax Inc.	317,520	4,915
*	Unifi Inc.	218,283	4,785
*	Motorcar Parts of America Inc.	279,947	4,731
*	American Outdoor Brands Corp.	806,560	4,718
^	Shoe Carnival Inc.	141,960	4,601
*,^	Party City Holdco Inc.	804,222	4,592
	BBX Capital Corp. Class A	964,746	4,505
*,^	Overstock.com Inc.	419,376	4,441
*	Carrols Restaurant Group Inc.	525,958	4,360
*,^	JC Penney Co. Inc.	4,893,986	4,350
^	Camping World Holdings Inc. Class A	479,100	4,264
*,^	Lumber Liquidators Holdings Inc.	423,039	4,175
*	PlayAGS Inc.	399,945	4,111
*	MasterCraft Boat Holdings Inc.	268,954	4,014
	Clarus Corp.	336,581	3,946
*	Drive Shack Inc.	891,695	3,843
*	Fiesta Restaurant Group Inc.	365,491	3,808
	Hooker Furniture Corp.	176,140	3,776
*	El Pollo Loco Holdings Inc.	336,588	3,689
*	Golden Entertainment Inc.	276,346	3,673
*	Green Brick Partners Inc.	330,414	3,535
	Collectors Universe Inc.	122,136	3,478
	Rocky Brands Inc.	103,317	3,433
*	Express Inc.	994,645	3,422
*,^	RealReal Inc.	150,619	3,368
*	Target Hospitality Corp.	490,940	3,343
*,^	Revolve Group Inc.	139,758	3,266
^	Tailored Brands Inc.	740,954	3,260
*	Century Casinos Inc.	408,393	3,157
*	Vera Bradley Inc.	310,417	3,135
	Citi Trends Inc.	168,327	3,080
	Tilly's Inc. Class A	323,580	3,055
*,^	Workhorse Group Inc.	849,799	2,974
	Nathan's Famous Inc.	39,865	2,864
	RCI Hospitality Holdings Inc.	137,612	2,846
*	Sportsman's Warehouse Holdings Inc.	545,022	2,823
*	Liquidity Services Inc.	379,983	2,812
*	Habit Restaurants Inc. Class A	312,028	2,727
*	Lands' End Inc.	238,373	2,704
*,^	GNC Holdings Inc. Class A	1,241,077	2,656
*,^	ZAGG Inc.	421,612	2,644
*	Noodles & Co. Class A	449,174	2,542
*	Lovesac Co.	129,805	2,423
	Culp Inc.	148,464	2,420
*	Select Interior Concepts Inc. Class A	182,900	2,372
	Bassett Furniture Industries Inc.	144,743	2,215
*	Red Lion Hotels Corp.	327,789	2,124
*	J Alexander's Holdings Inc.	179,472	2,103
	Tile Shop Holdings Inc.	591,173	1,886

	Superior Group of Cos. Inc.	116,940	1,885
*	Delta Apparel Inc.	79,196	1,881
*	XPEL Inc.	150,757	1,779
	Weyco Group Inc.	77,311	1,748
*	Biglari Holdings Inc. Class B	15,877	1,731
	Marine Products Corp.	122,103	1,729
*	Potbelly Corp.	378,112	1,649
*	Barnes & Noble Education Inc.	525,649	1,640
*	VOXX International Corp. Class A	331,345	1,557
*	Vitamin Shoppe Inc.	237,806	1,551
	Flexsteel Industries Inc.	103,832	1,539
*,^	Hovnanian Enterprises Inc. Class A	77,200	1,486
*	Inspired Entertainment Inc.	195,412	1,405
	Escalade Inc.	128,577	1,400
	Lifetime Brands Inc.	154,073	1,364
*,^	Horizon Global Corp.	348,950	1,333
*,^	Duluth Holdings Inc.	145,998	1,238
*,^	Turtle Beach Corp.	105,710	1,234
	Hamilton Beach Brands Holding Co. Class A	76,216	1,232
*,^	Waitr Holdings Inc.	941,292	1,210
*	Libbey Inc.	354,169	1,186
*	Universal Technical Institute Inc.	217,070	1,181
*	Lakeland Industries Inc.	93,447	1,136
*	ONE Group Hospitality Inc.	399,760	1,127
*,^	Tuesday Morning Corp.	701,525	1,101
*	Container Store Group Inc.	233,508	1,032
^	Bluegreen Vacations Corp.	110,468	1,030
*,^	Vuzix Corp.	438,724	1,000
*	Aspen Group Inc.	187,581	974
	Superior Industries International Inc.	326,845	945
*	Leaf Group Ltd.	213,647	897
*	Destination XL Group Inc.	512,322	866
*	Shiloh Industries Inc.	207,670	860
*	Legacy Housing Corp.	52,614	852
*	New Home Co. Inc.	194,068	846
	Strattec Security Corp.	41,856	836
*	Peloton Interactive Inc. Class A	31,430	789
*	Zovio Inc. Class A	399,526	787
	Ark Restaurants Corp.	38,576	782
*	Vince Holding Corp.	39,451	749
^	Big 5 Sporting Goods Corp.	351,249	731
*,^	Ascena Retail Group Inc.	2,518,249	665
*	Full House Resorts Inc.	302,969	654
^	Stage Stores Inc.	338,237	636
*	Build-A-Bear Workshop Inc.	196,911	620
*	Town Sports International Holdings Inc.	366,352	601
*,^	Francesca's Holdings Corp.	42,358	593
^	Pier 1 Imports Inc.	59,386	577
*	Nautilus Inc.	423,732	572
*	BBQ Holdings Inc.	115,967	556
*	RTW RetailWinds Inc.	404,818	555
*,^	Blue Apron Holdings Inc. Class A	62,231	525
	CSS Industries Inc.	126,546	502
	Crown Crafts Inc.	80,356	502
*,^	Blink Charging Co.	173,297	445
*	Empire Resorts Inc.	45,517	438
*	Biglari Holdings Inc.	733	411

^	J. Jill Inc.	211,775	402
*,^	RumbleON Inc. Class B	134,300	388
*	Tandy Leather Factory Inc.	82,294	385
	Dover Motorsports Inc.	181,111	359
*,^	Remark Holdings Inc.	342,927	358
*,^	Centric Brands Inc.	142,689	358
	Educational Development Corp.	57,944	358
*,^	JAKKS Pacific Inc.	412,051	352
*,^	Kirkland's Inc.	228,692	352
*	iMedia Brands Inc.	627,996	352
*	HyreCar Inc.	129,780	324
*,^	Greenlane Holdings Inc. Class A	94,720	321
*,^	Stein Mart Inc.	402,522	320
*	Kura Sushi USA Inc. Class A	14,279	280
*	Luby's Inc.	146,561	279
*	US Auto Parts Network Inc.	177,435	275
*	Rave Restaurant Group Inc.	103,389	266
*	Charles & Colvard Ltd.	160,570	262
*	Dixie Group Inc.	168,576	233
*,^	Sears Hometown and Outlet Stores Inc.	65,252	224
*	Lincoln Educational Services Corp.	107,689	224
*	Emerson Radio Corp.	206,739	204
*,^	Iconix Brand Group Inc.	105,013	187
*,^	Monaker Group Inc.	78,800	181
	AMCON Distributing Co.	2,126	165
*	Arcimoto Inc.	52,107	163
^	FAT Brands Inc.	30,842	156
*	Good Times Restaurants Inc.	96,730	156
	Flanigan's Enterprises Inc.	6,352	145
*	Nova Lifestyle Inc.	210,360	133
	Unique Fabricating Inc.	45,041	130
*,^	Sequential Brands Group Inc.	507,312	113
*,^	Forward Industries Inc.	115,757	110
*	Sypris Solutions Inc.	85,553	85
*	Destination Maternity Corp.	147,492	61
*	Diversified Restaurant Holdings Inc.	101,747	60
*	Genius Brands International Inc.	88,809	57
*	Lazydays Holdings Inc.	12,000	57
*,^	Cool Holdings Inc.	48,634	55
*	PDS Biotechnology Corp.	14,707	49
*	Edison Nation Inc.	20,400	49
*,^	Live Ventures Inc.	5,291	44
*	Apex Global Brands Inc.	26,111	38
	Trans World Entertainment Corp.	12,368	37
	Canterbury Park Holding Corp.	2,730	33
*	Summer Infant Inc.	85,344	30
	Lennar Corp. Class A	471	26
*,^	Toughbuilt Industries Inc.	51,800	16
*	NVR Inc.	4	15
*	Chanticleer Holdings Inc.	19,975	14
*	Purple Innovation Inc.	1,631	12
*,^	DropCar Inc.	14,134	11
*	Koss Corp.	4,492	9
*	XpresSpa Group Inc.	5,426	8
*	JanOne Inc.	2,300	6
	Bowl America Inc. Class A	405	6
*	Comstock Holding Cos. Inc. Class A	2,809	5

	P&F Industries Inc. Class A	574	4
*	CTI Industries Corp.	1,768	4
*	DGSE Cos. Inc.	1,900	2
			7,889,095
Consumer Staples (2.7%)
*	US Foods Holding Corp.	3,100,244	127,420
	Bunge Ltd.	1,987,132	112,511
^	Keurig Dr Pepper Inc.	3,767,123	102,918
*	Post Holdings Inc.	963,041	101,928
	Casey's General Stores Inc.	521,037	83,970
	Ingredion Inc.	934,820	76,412
*	Performance Food Group Co.	1,496,973	68,876
	Flowers Foods Inc.	2,663,207	61,600
*	Herbalife Nutrition Ltd.	1,336,733	50,609
*	Boston Beer Co. Inc. Class A	127,046	46,255
*	Darling Ingredients Inc.	2,331,587	44,603
*	BJ's Wholesale Club Holdings Inc.	1,719,249	44,477
*	TreeHouse Foods Inc.	795,315	44,100
	Sanderson Farms Inc.	281,638	42,620
	J&J Snack Foods Corp.	212,630	40,825
	Lancaster Colony Corp.	282,892	39,223
	Energizer Holdings Inc.	898,003	39,135
	WD-40 Co.	194,077	35,621
	Spectrum Brands Holdings Inc.	651,211	34,332
*	Sprouts Farmers Market Inc.	1,720,639	33,277
	Nu Skin Enterprises Inc. Class A	779,652	33,159
*	Avon Products Inc.	6,202,250	27,290
*	Edgewell Personal Care Co.	786,108	25,541
	Simply Good Foods Co.	873,659	25,327
*	Hain Celestial Group Inc.	1,136,723	24,411
*	Pilgrim's Pride Corp.	761,311	24,396
*	Hostess Brands Inc. Class A	1,652,222	23,106
	PriceSmart Inc.	319,675	22,729
*	Freshpet Inc.	449,562	22,375
*,^	Beyond Meat Inc.	145,879	21,681
	Calavo Growers Inc.	225,132	21,428
	Coca-Cola Consolidated Inc.	67,977	20,656
	Universal Corp.	364,118	19,957
	Vector Group Ltd.	1,659,849	19,769
*	Central Garden & Pet Co. Class A	650,265	18,029
^	B&G Foods Inc.	949,836	17,961
^	Medifast Inc.	171,942	17,818
	Inter Parfums Inc.	254,529	17,809
	Cal-Maine Foods Inc.	438,758	17,531
	Seaboard Corp.	3,620	15,838
	Fresh Del Monte Produce Inc.	437,947	14,938
*	Chefs' Warehouse Inc.	335,786	13,539
	John B Sanfilippo & Son Inc.	129,185	12,479
*	USANA Health Sciences Inc.	179,275	12,261
^	Tootsie Roll Industries Inc.	268,307	9,965
	Weis Markets Inc.	249,645	9,521
^	MGP Ingredients Inc.	186,574	9,269
	Andersons Inc.	396,144	8,886
*	United Natural Foods Inc.	766,348	8,828
	Ingles Markets Inc. Class A	215,700	8,382
^	National Beverage Corp.	177,947	7,894
*	Grocery Outlet Holding Corp.	187,689	6,509

	SpartanNash Co.	536,894	6,351
*	Primo Water Corp.	504,936	6,201
*	elf Beauty Inc.	341,756	5,984
^	Rite Aid Corp.	790,998	5,497
*	Landec Corp.	436,718	4,747
	Limoneira Co.	224,428	4,121
*,^	22nd Century Group Inc.	1,664,138	3,761
*	Central Garden & Pet Co.	105,049	3,071
^	Turning Point Brands Inc.	127,176	2,933
	Village Super Market Inc. Class A	108,534	2,871
*,^	Revlon Inc. Class A	121,553	2,855
*	Seneca Foods Corp. Class A	89,366	2,786
*	Lifevantage Corp.	189,745	2,600
*,^	New Age Beverages Corp.	905,524	2,499
	Oil-Dri Corp. of America	65,419	2,228
*	Farmer Brothers Co.	164,319	2,128
	Alico Inc.	46,718	1,589
^	Dean Foods Co.	1,345,824	1,561
*,^	Pyxus International Inc.	118,118	1,545
*	Castle Brands Inc.	1,107,894	1,396
*	Craft Brew Alliance Inc.	162,584	1,332
*	Celsius Holdings Inc.	375,721	1,306
*	Natural Grocers by Vitamin Cottage Inc.	121,761	1,216
*	Veru Inc.	556,002	1,201
	United-Guardian Inc.	56,697	1,063
	Rocky Mountain Chocolate Factory Inc.	96,131	899
^	Natural Health Trends Corp.	116,955	828
*,^	HF Foods Group Inc.	47,048	802
*	Nature's Sunshine Products Inc.	93,878	778
*,^	Alkaline Water Co. Inc.	505,193	743
*	Natural Alternatives International Inc.	73,591	615
*	RiceBran Technologies	240,485	594
*	S&W Seed Co.	246,506	587
*,^	Youngevity International Inc.	98,854	442
*	Arcadia Biosciences Inc.	90,707	425
*,^	Eastside Distilling Inc.	86,197	422
*	Reed's Inc.	303,758	395
*	Coffee Holding Co. Inc.	55,673	220
*	Lifeway Foods Inc.	87,868	192
*,^	Bridgford Foods Corp.	4,454	134
	Mannatech Inc.	7,785	134
*	MYOS RENS Technology Inc.	48,910	71
*,^	Ifresh Inc.	36,399	67
	Ocean Bio-Chem Inc.	19,130	65
*	Standard Diversified Inc.	1,829	21
*	Reliv International Inc.	4,459	20
*	Willamette Valley Vineyards Inc.	1,134	8
*	Cyanotech Corp.	2,701	7
			1,871,305
Energy (2.5%)
*	Cheniere Energy Inc.	3,245,483	204,660
	Targa Resources Corp.	3,286,415	132,015
	Parsley Energy Inc. Class A	3,828,356	64,316
*	WPX Energy Inc.	5,726,367	60,642
	Murphy Oil Corp.	2,214,683	48,967
	Equitrans Midstream Corp.	2,976,030	43,301
	PBF Energy Inc. Class A	1,453,293	39,515

	EQT Corp.	3,641,574	38,746
*	Continental Resources Inc.	1,253,303	38,589
	World Fuel Services Corp.	938,209	37,472
	Delek US Holdings Inc.	1,024,820	37,201
*	Transocean Ltd.	7,649,547	34,193
	Kosmos Energy Ltd.	4,880,738	30,456
*	Apergy Corp.	1,124,861	30,427
	Core Laboratories NV	616,686	28,750
*	Dril-Quip Inc.	526,899	26,440
^	Antero Midstream Corp.	3,435,965	25,426
*	Matador Resources Co.	1,505,951	24,893
	Patterson-UTI Energy Inc.	2,876,506	24,594
*	PDC Energy Inc.	847,796	23,526
*,^	Chesapeake Energy Corp.	15,560,566	21,940
*	Cactus Inc. Class A	682,614	19,755
*	CNX Resources Corp.	2,700,383	19,605
*	Oceaneering International Inc.	1,434,529	19,438
	CVR Energy Inc.	427,609	18,828
	Archrock Inc.	1,857,460	18,519
	Arch Coal Inc. Class A	231,956	17,211
*	Magnolia Oil & Gas Corp. Class A	1,503,342	16,687
*	SRC Energy Inc.	3,538,787	16,491
*	Helix Energy Solutions Group Inc.	2,035,220	16,404
	Peabody Energy Corp.	1,103,637	16,246
	SemGroup Corp. Class A	969,082	15,835
*	Southwestern Energy Co.	7,858,445	15,167
	SM Energy Co.	1,502,997	14,564
*	Callon Petroleum Co.	3,284,940	14,257
*,^	Valaris plc Class A	2,864,134	13,776
*	Oasis Petroleum Inc.	3,890,476	13,461
	QEP Resources Inc.	3,472,693	12,849
*	Centennial Resource Development Inc. Class A	2,768,310	12,499
*	SEACOR Holdings Inc.	258,495	12,167
*	Oil States International Inc.	880,693	11,713
	Range Resources Corp.	3,050,850	11,654
*,^	Tellurian Inc.	1,388,815	11,548
*	Carrizo Oil & Gas Inc.	1,224,422	10,512
*	Par Pacific Holdings Inc.	453,647	10,370
*	Whiting Petroleum Corp.	1,281,668	10,292
*	Newpark Resources Inc.	1,349,288	10,282
	US Silica Holdings Inc.	1,070,950	10,238
*	ProPetro Holding Corp.	1,080,691	9,823
*	C&J Energy Services Inc.	899,899	9,656
*	Antero Resources Corp.	3,156,575	9,533
^	DMC Global Inc.	207,289	9,117
	Nabors Industries Ltd.	4,809,498	8,994
*,^	Renewable Energy Group Inc.	550,364	8,258
*	Tidewater Inc.	533,733	8,065
	Liberty Oilfield Services Inc. Class A	736,241	7,973
*	Denbury Resources Inc.	6,699,867	7,973
*	Select Energy Services Inc. Class A	883,329	7,650
*	International Seaways Inc.	384,121	7,398
*,^	California Resources Corp.	710,374	7,246
*,^	Jagged Peak Energy Inc.	931,014	6,759
*	Matrix Service Co.	393,975	6,753
*	REX American Resources Corp.	86,579	6,609
*	Talos Energy Inc.	321,360	6,533

*	CONSOL Energy Inc.	407,822	6,374
*	Exterran Corp.	479,476	6,262
*	Northern Oil and Gas Inc.	3,183,742	6,240
*	Bonanza Creek Energy Inc.	278,327	6,232
*	Contura Energy Inc.	221,341	6,189
^	Solaris Oilfield Infrastructure Inc. Class A	460,561	6,181
*	W&T Offshore Inc.	1,349,023	5,895
*	Penn Virginia Corp.	197,446	5,740
*	Gulfport Energy Corp.	2,117,550	5,739
	Green Plains Inc.	531,781	5,634
*	Dorian LPG Ltd.	534,176	5,534
*	Laredo Petroleum Inc.	2,240,757	5,400
*,^	McDermott International Inc.	2,646,436	5,346
*,^	Diamond Offshore Drilling Inc.	943,813	5,248
*	Frank's International NV	1,093,813	5,196
^	RPC Inc.	837,992	4,701
*	Noble Corp. plc	3,633,774	4,615
	Brigham Minerals Inc.	222,696	4,432
*	Clean Energy Fuels Corp.	2,067,439	4,269
	NACCO Industries Inc. Class A	60,211	3,848
*	Keane Group Inc.	626,349	3,796
*	TETRA Technologies Inc.	1,796,542	3,611
	Berry Petroleum Corp.	370,529	3,468
*	SEACOR Marine Holdings Inc.	271,302	3,410
*,^	Extraction Oil & Gas Inc.	1,129,527	3,321
	Falcon Minerals Corp.	574,316	3,302
*	Era Group Inc.	302,554	3,195
	Panhandle Oil and Gas Inc. Class A	223,317	3,122
*	KLX Energy Services Holdings Inc.	348,521	3,013
*	Unit Corp.	825,409	2,790
*	Contango Oil & Gas Co.	999,989	2,780
	Evolution Petroleum Corp.	465,204	2,717
*	Geospace Technologies Corp.	175,438	2,696
*	HighPoint Resources Corp.	1,658,527	2,637
*	Altus Midstream Co. Class A	861,178	2,437
*,^	Uranium Energy Corp.	2,409,184	2,349
*	Natural Gas Services Group Inc.	179,377	2,298
*	SandRidge Energy Inc.	435,952	2,049
*,^	Hi-Crush Inc.	1,103,200	1,920
*	Forum Energy Technologies Inc.	1,199,939	1,860
	Amplify Energy Corp.	294,559	1,817
*,^	Comstock Resources Inc.	226,527	1,765
*	Overseas Shipholding Group Inc. Class A	895,213	1,567
*	VAALCO Energy Inc.	745,157	1,513
*	Ring Energy Inc.	912,398	1,496
*	RigNet Inc.	184,815	1,432
*	Aspen Aerogels Inc.	236,539	1,400
*	ION Geophysical Corp.	152,307	1,389
*	Gulf Island Fabrication Inc.	228,031	1,220
*	Abraxas Petroleum Corp.	2,401,966	1,219
*	Diamond S Shipping Inc.	110,000	1,212
*	Goodrich Petroleum Corp.	113,962	1,211
*	FTS International Inc.	476,742	1,068
*	Nine Energy Service Inc.	168,829	1,042
	Hallador Energy Co.	269,977	977
*	Isramco Inc.	7,853	963
*	Earthstone Energy Inc. Class A	295,017	959

*,^	Covia Holdings Corp.	464,175	938
*,^	Smart Sand Inc.	317,809	899
*	Lonestar Resources US Inc. Class A	327,678	891
*	Profire Energy Inc.	441,797	835
	Adams Resources & Energy Inc.	26,556	823
*	US Well Services Inc.	342,236	750
	SilverBow Resources Inc.	77,094	747
*,^	Torchlight Energy Resources Inc.	631,684	745
*,^	CARBO Ceramics Inc.	289,042	694
*,^	Roan Resources Inc.	514,545	633
*,^	Chaparral Energy Inc. Class A	457,658	613
*	Independence Contract Drilling Inc.	487,669	585
*	Dawson Geophysical Co.	260,463	557
*,^	Basic Energy Services Inc.	357,421	515
*	PrimeEnergy Resources Corp.	4,191	482
	Mammoth Energy Services Inc.	180,337	447
*	Mitcham Industries Inc.	137,162	446
*	Ranger Energy Services Inc.	66,043	426
*	Montage Resources Corp.	111,226	420
*	NCS Multistage Holdings Inc.	202,955	406
*,^	Hornbeck Offshore Services Inc.	507,761	386
*,^	Vertex Energy Inc.	318,653	363
*,^	Gevo Inc.	107,879	361
*	Centrus Energy Corp. Class A	94,105	343
*,^	Pacific Ethanol Inc.	606,815	342
*,^	NextDecade Corp.	54,274	313
*	Rosehill Resources Inc. Class A	125,800	245
*	Quintana Energy Services Inc.	114,748	234
*	TransAtlantic Petroleum Ltd.	337,879	229
*,^	Lilis Energy Inc.	683,760	228
*,^	Key Energy Services Inc.	142,845	213
*,^	Zion Oil & Gas Inc.	765,109	194
*	Aemetis Inc.	113,906	124
*,^	Enservco Corp.	450,210	116
*,^	Alta Mesa Resources Inc. Class A	1,665,337	100
*,^	Approach Resources Inc.	688,201	96
*,^	PEDEVCO Corp.	60,609	90
*	Superior Drilling Products Inc.	91,783	90
*,^	Stabilis Energy Inc.	10,108	66
*,^	SAExploration Holdings Inc.	30,043	56
	Cimarex Energy Co.	1,068	51
*,^	New Concept Energy Inc.	29,463	49
*	ENGlobal Corp.	44,862	45
*,^	Synthesis Energy Systems Inc.	17,323	31
*	Tengasco Inc.	47,328	29
*	Barnwell Industries Inc.	44,204	23
	Euronav NV	2,293	21
*,^	Yuma Energy Inc.	6,544	20
*,^	Houston American Energy Corp.	93,484	17
*	Westwater Resources Inc.	4,747	17
*	US Energy Corp. Wyoming	28,339	14
*	Mexco Energy Corp.	600	2
*	Bonanza Creek Energy Inc. Warrants Exp. 04/28/2020	19,019	—
*,^,§ Harvest Natural Resources Inc.		133,886	—
			1,740,233
Financials (17.4%)
	Blackstone Group LP	9,328,907	455,624

* Arch Capital Group Ltd.	5,705,031	239,497
* Markel Corp.	193,857	229,120
KKR & Co. Inc. Class A	7,714,752	207,141
Ally Financial Inc.	5,518,009	182,977
Annaly Capital Management Inc.	20,503,371	180,430
TD Ameritrade Holding Corp.	3,818,846	178,340
Fidelity National Financial Inc.	3,849,494	170,956
* Alleghany Corp.	202,476	161,527
WR Berkley Corp.	2,038,114	147,213
Reinsurance Group of America Inc. Class A	881,332	140,907
FactSet Research Systems Inc.	543,354	132,019
AGNC Investment Corp.	7,611,619	122,471
RenaissanceRe Holdings Ltd.	621,838	120,295
Brown & Brown Inc.	3,299,817	118,991
American Financial Group Inc.	1,017,121	109,697
SEI Investments Co.	1,810,711	107,294
Voya Financial Inc.	1,958,631	106,628
Starwood Property Trust Inc.	3,992,864	96,707
LPL Financial Holdings Inc.	1,170,496	95,864
Old Republic International Corp.	3,996,383	94,195
AXA Equitable Holdings Inc.	4,218,791	93,488
Signature Bank	780,584	93,061
First American Financial Corp.	1,573,965	92,880
East West Bancorp Inc.	2,081,226	92,178
New Residential Investment Corp.	5,840,392	91,577
* Credit Acceptance Corp.	195,908	90,374
Commerce Bancshares Inc.	1,428,622	86,646
TCF Financial Corp.	2,245,059	85,469
New York Community Bancorp Inc.	6,582,620	82,612
Synovus Financial Corp.	2,230,316	79,756
Axis Capital Holdings Ltd.	1,176,905	78,523
Primerica Inc.	592,805	75,423
Hanover Insurance Group Inc.	551,882	74,802
Popular Inc.	1,383,062	74,796
Cullen/Frost Bankers Inc.	834,822	73,923
First Horizon National Corp.	4,556,691	73,818
Eaton Vance Corp.	1,617,091	72,656
* Athene Holding Ltd. Class A	1,691,418	71,141
Kemper Corp.	888,584	69,265
Blackstone Mortgage Trust Inc. Class A	1,927,816	69,112
Essent Group Ltd.	1,429,168	68,128
Prosperity Bancshares Inc.	958,500	67,699
Radian Group Inc.	2,885,430	65,903
First Financial Bankshares Inc.	1,970,256	65,669
Jefferies Financial Group Inc.	3,561,004	65,522
Lazard Ltd. Class A	1,835,831	64,254
Western Alliance Bancorp	1,394,264	64,248
Selective Insurance Group Inc.	847,042	63,689
* Brighthouse Financial Inc.	1,561,385	63,189
MGIC Investment Corp.	5,016,758	63,111
Webster Financial Corp.	1,320,387	61,887
PacWest Bancorp	1,687,217	61,313
Sterling Bancorp	3,030,604	60,794
CIT Group Inc.	1,338,862	60,664
Assured Guaranty Ltd.	1,359,801	60,457
IBERIABANK Corp.	792,330	59,853
Pinnacle Financial Partners Inc.	1,052,569	59,733

First Citizens BancShares Inc. Class A	124,867	58,881
Interactive Brokers Group Inc.	1,079,969	58,081
Stifel Financial Corp.	1,005,384	57,689
FirstCash Inc.	627,547	57,527
United Bankshares Inc.	1,492,718	56,529
FNB Corp.	4,729,103	54,527
Wintrust Financial Corp.	820,657	53,039
RLI Corp.	570,496	53,005
Umpqua Holdings Corp.	3,201,969	52,704
Valley National Bancorp	4,839,604	52,606
Bank of Hawaii Corp.	602,171	51,745
Janus Henderson Group plc	2,260,318	50,767
Glacier Bancorp Inc.	1,242,007	50,252
First Hawaiian Inc.	1,876,386	50,100
Chimera Investment Corp.	2,539,326	49,669
Hancock Whitney Corp.	1,279,010	48,980
Erie Indemnity Co. Class A	263,550	48,928
Two Harbors Investment Corp.	3,709,424	48,705
Associated Banc-Corp	2,372,648	48,046
Bank OZK	1,760,228	48,001
BankUnited Inc.	1,404,899	47,233
Community Bank System Inc.	753,027	46,454
White Mountains Insurance Group Ltd.	42,732	46,151
Evercore Inc. Class A	571,468	45,775
MFA Financial Inc.	6,146,551	45,239
Legg Mason Inc.	1,175,622	44,897
Federated Investors Inc. Class B	1,372,959	44,498
Washington Federal Inc.	1,180,486	43,666
CenterState Bank Corp.	1,815,202	43,538
Home BancShares Inc.	2,258,990	42,458
UMB Financial Corp.	647,832	41,837
* Enstar Group Ltd.	211,666	40,200
OneMain Holdings Inc.	1,092,350	40,067
Fulton Financial Corp.	2,469,702	39,960
Columbia Banking System Inc.	1,082,589	39,948
* Texas Capital Bancshares Inc.	729,608	39,873
BancorpSouth Bank	1,341,226	39,714
Morningstar Inc.	270,518	39,534
Atlantic Union Bankshares Corp.	1,052,288	39,192
CVB Financial Corp.	1,873,108	39,092
Cathay General Bancorp	1,123,493	39,025
South State Corp.	516,882	38,921
Santander Consumer USA Holdings Inc.	1,493,263	38,093
Apollo Commercial Real Estate Finance Inc.	1,964,272	37,655
Old National Bancorp	2,180,044	37,508
Independent Bank Corp.	496,379	37,055
BOK Financial Corp.	463,078	36,653
Navient Corp.	2,857,486	36,576
Investors Bancorp Inc.	3,218,641	36,564
First Financial Bancorp	1,448,304	35,447
CNO Financial Group Inc.	2,222,537	35,183
SLM Corp.	3,964,410	34,986
WSFS Financial Corp.	785,026	34,620
Simmons First National Corp. Class A	1,385,778	34,506
Ameris Bancorp	846,285	34,055
Argo Group International Holdings Ltd.	482,724	33,907
* LendingTree Inc.	108,204	33,590

United Community Banks Inc.	1,149,578	32,591
Trustmark Corp.	952,407	32,487
American Equity Investment Life Holding Co.	1,322,885	32,014
First BanCorp	3,163,662	31,573
Invesco Mortgage Capital Inc.	2,055,109	31,464
First Midwest Bancorp Inc.	1,606,532	31,295
* Genworth Financial Inc. Class A	7,090,357	31,198
International Bancshares Corp.	799,898	30,892
First Merchants Corp.	819,676	30,849
Cadence BanCorp Class A	1,746,580	30,635
ProAssurance Corp.	760,539	30,627
WesBanco Inc.	794,996	29,709
Kinsale Capital Group Inc.	283,204	29,258
LegacyTexas Financial Group Inc.	659,777	28,720
Ares Management Corp. Class A	1,052,571	28,219
Capitol Federal Financial Inc.	2,046,610	28,202
Horace Mann Educators Corp.	601,937	27,888
Great Western Bancorp Inc.	833,481	27,505
Independent Bank Group Inc.	520,477	27,382
* Cannae Holdings Inc.	991,889	27,247
PennyMac Mortgage Investment Trust	1,218,996	27,098
Pacific Premier Bancorp Inc.	850,674	26,533
Towne Bank	942,474	26,205
Redwood Trust Inc.	1,581,997	25,961
Banner Corp.	460,055	25,841
* NMI Holdings Inc. Class A	981,792	25,782
Northwest Bancshares Inc.	1,569,512	25,724
Hope Bancorp Inc.	1,785,384	25,602
Hilltop Holdings Inc.	1,069,233	25,544
Westamerica Bancorporation	401,343	24,956
Tradeweb Markets Inc. Class A	674,424	24,940
Houlihan Lokey Inc. Class A	540,390	24,372
Renasant Corp.	694,926	24,329
Moelis & Co. Class A	712,870	23,418
NBT Bancorp Inc.	635,765	23,263
Walker & Dunlop Inc.	411,558	23,018
Ladder Capital Corp. Class A	1,307,135	22,574
* PRA Group Inc.	667,830	22,566
James River Group Holdings Ltd.	439,223	22,506
Safety Insurance Group Inc.	219,373	22,229
New York Mortgage Trust Inc.	3,624,052	22,070
ServisFirst Bancshares Inc.	665,337	22,056
First Interstate BancSystem Inc. Class A	547,830	22,045
Provident Financial Services Inc.	895,344	21,963
* Axos Financial Inc.	789,658	21,834
BGC Partners Inc. Class A	3,945,109	21,698
National General Holdings Corp.	941,498	21,673
Heartland Financial USA Inc.	481,354	21,536
Artisan Partners Asset Management Inc. Class A	760,028	21,463
Mercury General Corp.	380,138	21,242
Eagle Bancorp Inc.	465,282	20,761
Employers Holdings Inc.	468,250	20,406
Park National Corp.	206,805	19,607
Nelnet Inc. Class A	308,161	19,599
First Commonwealth Financial Corp.	1,474,880	19,586
Berkshire Hills Bancorp Inc.	666,841	19,532
* PennyMac Financial Services Inc.	626,241	19,025

* Seacoast Banking Corp. of Florida	751,234	19,014
CNA Financial Corp.	381,011	18,765
City Holding Co.	241,635	18,425
* eHealth Inc.	275,796	18,420
S&T Bancorp Inc.	499,946	18,263
Hamilton Lane Inc. Class A	318,091	18,118
AMERISAFE Inc.	273,722	18,096
Colony Credit Real Estate Inc.	1,246,520	18,025
^ Waddell & Reed Financial Inc. Class A	1,029,726	17,691
Cohen & Steers Inc.	319,746	17,564
* Green Dot Corp. Class A	695,131	17,552
Sandy Spring Bancorp Inc.	504,035	16,991
Brookline Bancorp Inc.	1,152,837	16,981
Lakeland Financial Corp.	381,457	16,776
Kearny Financial Corp.	1,282,453	16,723
* LendingClub Corp.	1,262,519	16,514
FGL Holdings	2,036,761	16,253
Veritex Holdings Inc.	669,320	16,241
TPG RE Finance Trust Inc.	814,386	16,157
Flagstar Bancorp Inc.	431,227	16,106
OceanFirst Financial Corp.	674,916	15,928
^ Arbor Realty Trust Inc.	1,213,776	15,913
First Busey Corp.	626,060	15,827
American National Insurance Co.	127,900	15,825
Piper Jaffray Cos.	207,588	15,669
Southside Bancshares Inc.	450,198	15,356
* Blucora Inc.	704,616	15,248
First Bancorp	423,492	15,203
Virtu Financial Inc. Class A	916,810	14,999
Granite Point Mortgage Trust Inc.	790,295	14,810
Boston Private Financial Holdings Inc.	1,252,135	14,594
TriCo Bancshares	401,247	14,565
Tompkins Financial Corp.	178,905	14,515
Meridian Bancorp Inc.	773,351	14,500
United Fire Group Inc.	305,074	14,332
OFG Bancorp	648,561	14,203
BancFirst Corp.	254,490	14,104
Universal Insurance Holdings Inc.	465,719	13,967
TFS Financial Corp.	775,047	13,966
Stewart Information Services Corp.	349,698	13,565
National Bank Holdings Corp. Class A	393,557	13,456
Meta Financial Group Inc.	409,523	13,355
ARMOUR Residential REIT Inc.	785,478	13,157
* Ambac Financial Group Inc.	670,853	13,115
Enterprise Financial Services Corp.	317,502	12,938
Heritage Financial Corp.	474,988	12,806
Central Pacific Financial Corp.	442,908	12,579
* Encore Capital Group Inc.	377,084	12,566
TrustCo Bank Corp. NY	1,481,402	12,073
PJT Partners Inc.	296,445	12,065
Stock Yards Bancorp Inc.	323,669	11,875
* World Acceptance Corp.	93,118	11,873
* Triumph Bancorp Inc.	364,759	11,632
1st Source Corp.	254,145	11,622
Federal Agricultural Mortgage Corp.	139,635	11,403
* Columbia Financial Inc.	721,830	11,398
Virtus Investment Partners Inc.	102,108	11,290

	Bryn Mawr Bank Corp.	306,556	11,192
	Carolina Financial Corp.	310,554	11,037
*	Third Point Reinsurance Ltd.	1,101,321	11,002
	Preferred Bank	209,096	10,952
	Washington Trust Bancorp Inc.	225,942	10,915
	Northfield Bancorp Inc.	676,012	10,857
	Community Trust Bancorp Inc.	252,214	10,739
	German American Bancorp Inc.	333,540	10,690
	Univest Financial Corp.	416,114	10,615
	Lakeland Bancorp Inc.	687,099	10,602
	Oritani Financial Corp.	593,731	10,506
*	MBIA Inc.	1,137,475	10,499
	ConnectOne Bancorp Inc.	465,523	10,335
	Capstead Mortgage Corp.	1,402,281	10,307
	Great Southern Bancorp Inc.	180,352	10,271
*	Enova International Inc.	490,723	10,183
	United Financial Bancorp Inc.	737,994	10,059
*,^	Trupanion Inc.	387,816	9,858
*	INTL. FCStone Inc.	238,112	9,777
*	Mr Cooper Group Inc.	918,165	9,751
	FB Financial Corp.	259,507	9,744
*	HomeStreet Inc.	353,418	9,655
	Camden National Corp.	222,377	9,633
	Horizon Bancorp Inc.	533,124	9,255
	Dime Community Bancshares Inc.	431,503	9,238
	WisdomTree Investments Inc.	1,746,965	9,128
	National Western Life Group Inc. Class A	33,765	9,062
*	Customers Bancorp Inc.	432,808	8,976
	First Foundation Inc.	586,421	8,958
	Banc of California Inc.	632,605	8,945
	Hanmi Financial Corp.	476,293	8,945
	FBL Financial Group Inc. Class A	150,226	8,940
*	HarborOne Bancorp Inc.	887,610	8,934
	Flushing Financial Corp.	433,683	8,763
	Peoples Bancorp Inc.	273,170	8,690
	Ellington Financial Inc.	476,527	8,611
*	Bancorp Inc.	860,940	8,523
	KKR Real Estate Finance Trust Inc.	433,057	8,458
	United Community Financial Corp.	765,518	8,252
	Bridge Bancorp Inc.	277,133	8,192
	First Defiance Financial Corp.	282,823	8,192
	State Auto Financial Corp.	247,364	8,012
	First of Long Island Corp.	350,013	7,963
	QCR Holdings Inc.	203,943	7,746
	Mercantile Bank Corp.	234,761	7,700
	Bank of Marin Bancorp	184,689	7,663
	Western Asset Mortgage Capital Corp.	789,061	7,614
	Midland States Bancorp Inc.	288,803	7,523
	First Financial Corp.	172,395	7,494
*	TriState Capital Holdings Inc.	354,820	7,465
	Goosehead Insurance Inc. Class A	151,207	7,462
*	Focus Financial Partners Inc. Class A	313,095	7,452
	CBTX Inc.	263,386	7,343
	AG Mortgage Investment Trust Inc.	484,367	7,338
	Financial Institutions Inc.	242,430	7,317
	Ready Capital Corp.	458,469	7,299
	Waterstone Financial Inc.	413,608	7,106

	Opus Bank	326,335	7,104
	People's Utah Bancorp	249,674	7,063
	Independent Bank Corp.	330,422	7,043
	Arrow Financial Corp.	210,340	7,023
	First Community Bankshares Inc.	212,907	6,892
	Live Oak Bancshares Inc.	380,758	6,892
*	Nicolet Bankshares Inc.	101,007	6,724
	Old Line Bancshares Inc.	230,057	6,674
	Diamond Hill Investment Group Inc.	47,997	6,630
	Republic Bancorp Inc. Class A	146,341	6,359
	Peapack Gladstone Financial Corp.	226,572	6,351
	Heritage Commerce Corp.	539,763	6,345
*	Amerant Bancorp Inc.	302,212	6,337
	Ares Commercial Real Estate Corp.	414,939	6,320
*	Cowen Inc. Class A	408,588	6,288
*	Donnelley Financial Solutions Inc.	508,796	6,268
*	Carter Bank & Trust	326,085	6,160
	First Bancshares Inc.	187,210	6,047
*	Atlantic Capital Bancshares Inc.	344,323	5,971
*	Equity Bancshares Inc. Class A	220,235	5,905
	HomeTrust Bancshares Inc.	226,413	5,903
	Brightsphere Investment Group Inc.	587,799	5,825
	CNB Financial Corp.	202,045	5,799
	Franklin Financial Network Inc.	187,620	5,668
	Bar Harbor Bankshares	227,139	5,663
	Dynex Capital Inc.	370,759	5,480
	Heritage Insurance Holdings Inc.	362,481	5,419
	Exantas Capital Corp.	476,494	5,418
	Orchid Island Capital Inc.	932,574	5,362
	Anworth Mortgage Asset Corp.	1,607,249	5,304
	Sierra Bancorp	197,753	5,252
	First Mid Bancshares Inc.	150,289	5,203
*	EZCORP Inc. Class A	804,329	5,192
	B. Riley Financial Inc.	215,597	5,092
*	Allegiance Bancshares Inc.	158,000	5,070
	Farmers National Banc Corp.	349,462	5,060
	Capital City Bank Group Inc.	183,661	5,041
	Macatawa Bank Corp.	466,337	4,845
	Old Second Bancorp Inc.	396,119	4,841
	Origin Bancorp Inc.	143,406	4,839
	West Bancorporation Inc.	220,811	4,800
	Citizens & Northern Corp.	182,435	4,794
	PCSB Financial Corp.	238,987	4,777
	United Insurance Holdings Corp.	337,831	4,726
	MidWestOne Financial Group Inc.	154,797	4,724
*	Palomar Holdings Inc. Class A	118,675	4,678
	American National Bankshares Inc.	131,663	4,670
*	Byline Bancorp Inc.	260,369	4,655
	Civista Bancshares Inc.	214,134	4,653
*,^	Citizens Inc. Class A	674,027	4,631
	Southern National Bancorp of Virginia Inc.	282,520	4,348
	HCI Group Inc.	103,390	4,347
	Oppenheimer Holdings Inc. Class A	144,218	4,335
*	Greenlight Capital Re Ltd. Class A	407,717	4,281
*	Spirit of Texas Bancshares Inc.	195,827	4,220
*	Southern First Bancshares Inc.	104,217	4,153
	Business First Bancshares Inc.	170,174	4,152

	Hingham Institution for Savings	21,607	4,084
	Cambridge Bancorp	54,238	4,068
	Northrim BanCorp Inc.	101,950	4,044
*,^	Health Insurance Innovations Inc. Class A	161,578	4,028
	Home Bancorp Inc.	103,208	4,024
*	Regional Management Corp.	142,709	4,019
	Sculptor Capital Management Inc. Class A	205,556	4,004
	Ladenburg Thalmann Financial Services Inc.	1,676,129	3,972
	Bank First Corp.	56,022	3,708
	First Bancorp Inc.	132,979	3,656
*	Safeguard Scientifics Inc.	317,551	3,601
	Territorial Bancorp Inc.	125,627	3,590
	National Bankshares Inc.	88,924	3,561
	Farmers & Merchants Bancorp Inc.	136,579	3,546
	Southern Missouri Bancorp Inc.	96,799	3,526
*	Howard Bancorp Inc.	209,553	3,497
	Merchants Bancorp	208,918	3,456
	Greenhill & Co. Inc.	262,123	3,439
	Great Ajax Corp.	219,885	3,408
	Peoples Financial Services Corp.	74,986	3,396
	Ames National Corp.	118,092	3,379
*	Metropolitan Bank Holding Corp.	85,314	3,355
	Victory Capital Holdings Inc. Class A	217,219	3,341
	Westwood Holdings Group Inc.	118,862	3,289
	Arlington Asset Investment Corp. Class A	588,813	3,233
	Investors Title Co.	20,149	3,226
*	Entegra Financial Corp.	106,150	3,189
*	Republic First Bancorp Inc.	756,181	3,176
	Enterprise Bancorp Inc.	105,588	3,166
	Investar Holding Corp.	132,768	3,160
	Cherry Hill Mortgage Investment Corp.	240,738	3,154
	Western New England Bancorp Inc.	330,798	3,153
	Reliant Bancorp Inc.	130,657	3,133
	Guaranty Bancshares Inc.	102,111	3,124
	ACNB Corp.	90,575	3,107
	First Internet Bancorp	144,080	3,085
*	Hallmark Financial Services Inc.	160,836	3,077
	Summit Financial Group Inc.	119,570	3,061
	Century Bancorp Inc. Class A	34,809	3,049
*	Ocwen Financial Corp.	1,609,688	3,026
	First Northwest Bancorp	174,432	3,021
	FS Bancorp Inc.	57,505	3,019
	Orrstown Financial Services Inc.	137,192	3,005
	Marlin Business Services Corp.	119,039	2,999
	RBB Bancorp	150,944	2,972
	Mid Penn Bancorp Inc.	115,488	2,960
	LCNB Corp.	160,966	2,856
	First Business Financial Services Inc.	116,955	2,816
	Protective Insurance Corp. Class B	160,081	2,793
	MutualFirst Financial Inc.	86,728	2,734
	Crawford & Co. Class B	269,380	2,718
	Luther Burbank Corp.	239,638	2,715
	Independence Holding Co.	70,062	2,704
*	Curo Group Holdings Corp.	199,879	2,654
	Penns Woods Bancorp Inc.	56,837	2,629
	Codorus Valley Bancorp Inc.	112,873	2,625
*	Select Bancorp Inc.	225,202	2,612

	Central Valley Community Bancorp	125,718	2,558
	First Choice Bancorp	119,990	2,558
^	Fidelity D&D Bancorp Inc.	41,088	2,558
*	On Deck Capital Inc.	756,961	2,543
	Tiptree Inc.	347,173	2,527
*	SmartFinancial Inc.	120,060	2,501
	Sterling Bancorp Inc.	251,548	2,455
	Community Financial Corp.	73,134	2,448
	BankFinancial Corp.	204,346	2,432
	Timberland Bancorp Inc.	87,696	2,412
*	Provident Bancorp Inc.	100,264	2,409
	Shore Bancshares Inc.	154,409	2,379
	Community Bankers Trust Corp.	275,595	2,370
	Parke Bancorp Inc.	106,511	2,367
	Premier Financial Bancorp Inc.	137,424	2,360
	MVB Financial Corp.	117,811	2,339
	First Bank	213,822	2,316
	Northeast Bank	102,577	2,274
	Bank of Commerce Holdings	206,558	2,249
*	Malvern Bancorp Inc.	102,938	2,247
	First United Corp.	101,549	2,234
	Peoples Bancorp of North Carolina Inc.	74,425	2,211
	Middlefield Banc Corp.	47,024	2,203
	Bank of Princeton	75,810	2,203
	First Guaranty Bancshares Inc.	99,344	2,199
	ESSA Bancorp Inc.	133,034	2,184
	Unity Bancorp Inc.	96,925	2,147
	Bankwell Financial Group Inc.	75,757	2,083
	FedNat Holding Co.	148,849	2,082
	United Security Bancshares	196,870	2,071
	Global Indemnity Ltd.	82,731	2,066
	BCB Bancorp Inc.	160,168	2,057
	Evans Bancorp Inc.	54,228	2,028
	Donegal Group Inc. Class A	138,033	2,024
*	NI Holdings Inc.	117,411	2,012
	Pzena Investment Management Inc. Class A	224,114	1,999
	Mackinac Financial Corp.	128,400	1,985
	CB Financial Services Inc.	71,072	1,973
	Norwood Financial Corp.	62,093	1,963
	DNB Financial Corp.	44,024	1,960
	Chemung Financial Corp.	46,289	1,944
	C&F Financial Corp.	36,486	1,921
	Riverview Bancorp Inc.	256,932	1,896
	Amalgamated Bank Class A	115,947	1,857
	Provident Financial Holdings Inc.	89,437	1,856
*,^	MainStreet Bancshares Inc.	87,486	1,842
	Associated Capital Group Inc. Class A	51,604	1,837
	Two River Bancorp	84,120	1,746
	Ellington Residential Mortgage REIT	165,120	1,740
*	MMA Capital Holdings Inc.	56,912	1,707
	First Community Corp.	86,350	1,682
	Ohio Valley Banc Corp.	45,934	1,676
	SB One Bancorp	72,183	1,628
	Hawthorn Bancshares Inc.	68,177	1,625
	Capstar Financial Holdings Inc.	97,496	1,616
*	Pacific Mercantile Bancorp	212,182	1,593
	FNCB Bancorp Inc.	204,000	1,593

*	Watford Holdings Ltd.	57,168	1,541
	First Financial Northwest Inc.	103,776	1,534
	GAIN Capital Holdings Inc.	285,494	1,507
	Standard AVB Financial Corp.	54,796	1,490
	Franklin Financial Services Corp.	40,991	1,457
	GAMCO Investors Inc. Class A	74,362	1,454
*	Meridian Corp.	82,000	1,431
*,^	Impac Mortgage Holdings Inc.	181,158	1,426
	County Bancorp Inc.	70,459	1,382
	First Savings Financial Group Inc.	21,830	1,380
^	Oak Valley Bancorp	80,206	1,345
*	Esquire Financial Holdings Inc.	52,839	1,310
*	PDL Community Bancorp	91,816	1,291
*	Security National Financial Corp. Class A	255,545	1,285
	Eagle Bancorp Montana Inc.	72,809	1,274
	Sachem Capital Corp.	264,111	1,247
	1st Constitution Bancorp	65,600	1,230
	First National Corp.	64,822	1,225
	Colony Bankcorp Inc.	79,731	1,224
	Union Bankshares Inc.	38,465	1,214
	SB Financial Group Inc.	71,886	1,201
	Stewardship Financial Corp.	74,168	1,161
	Prudential Bancorp Inc.	67,455	1,147
	Severn Bancorp Inc.	139,320	1,117
*	Carolina Trust Bancshares Inc.	106,092	1,113
*	HMN Financial Inc.	47,410	1,070
	Kingstone Cos. Inc.	123,825	1,055
	American River Bankshares	77,554	1,055
	First Capital Inc.	18,227	1,054
*	Medallion Financial Corp.	161,300	1,032
*	Bridgewater Bancshares Inc.	85,834	1,025
*	Great Elm Capital Group Inc.	276,253	1,022
	Old Point Financial Corp.	42,408	1,008
	AmeriServ Financial Inc.	243,264	1,007
*	Baycom Corp.	42,668	969
*	Nicholas Financial Inc.	107,396	967
	Silvercrest Asset Management Group Inc. Class A	78,526	966
*	Elevate Credit Inc.	228,293	961
	Citizens Community Bancorp Inc.	86,970	957
	Guaranty Federal Bancshares Inc.	38,891	953
	Summit State Bank	78,386	923
	Federal Agricultural Mortgage Corp. Class A	12,586	915
	South Plains Financial Inc.	56,000	913
*	Assetmark Financial Holdings Inc.	34,028	886
	Crawford & Co. Class A	78,780	857
*	Bancorp of New Jersey Inc.	49,915	843
	Sound Financial Bancorp Inc.	22,640	814
	Donegal Group Inc. Class B	63,192	790
	Citizens Holding Co.	38,665	783
^	Auburn National Bancorporation Inc.	16,553	778
	Plumas Bancorp	37,646	760
	IF Bancorp Inc.	36,116	758
*	Consumer Portfolio Services Inc.	209,871	753
	United Bancorp Inc.	67,245	750
*	Maiden Holdings Ltd.	986,848	740
	Siebert Financial Corp.	80,324	739
*	Atlanticus Holdings Corp.	87,924	734

First US Bancshares Inc.	77,118	693
Bancorp 34 Inc.	46,824	691
MSB Financial Corp.	42,744	688
PB Bancorp Inc.	59,458	684
Hunt Cos. Finance Trust Inc.	203,294	683
Greene County Bancorp Inc.	24,886	682
Bank7 Corp.	35,700	671
Salisbury Bancorp Inc.	16,910	663
^ Hennessy Advisors Inc.	57,467	621
Community West Bancshares	54,114	535
* Randolph Bancorp Inc.	36,223	526
* ProSight Global Inc.	26,519	513
^ Manning & Napier Inc.	271,519	510
Manhattan Bridge Capital Inc.	76,762	494
Emclaire Financial Corp.	14,818	477
* A-Mark Precious Metals Inc.	38,995	470
* Oportun Financial Corp.	28,882	468
^ Tremont Mortgage Trust	94,591	462
Blue Capital Reinsurance Holdings Ltd.	59,014	435
Bank of South Carolina Corp.	23,203	433
Pathfinder Bancorp Inc.	31,500	425
Wellesley Bank	13,247	409
* Limestone Bancorp Inc.	25,162	388
* Central Federal Corp.	30,209	374
* Ashford Inc.	15,135	367
* Coastal Financial Corp.	24,094	364
^ US Global Investors Inc. Class A	159,768	320
Oconee Federal Financial Corp.	13,333	315
* Eagle Financial Bancorp Inc.	19,439	311
Landmark Bancorp Inc.	12,428	289
Elmira Savings Bank	20,034	282
* FlexShopper Inc.	181,219	279
United Bancshares Inc.	13,889	278
* First Western Financial Inc.	14,862	254
Fauquier Bankshares Inc.	12,228	242
* Rhinebeck Bancorp Inc.	21,520	230
Medley Management Inc. Class A	53,857	189
PCB Bancorp	11,422	188
Level One Bancorp Inc.	7,396	178
Bank of the James Financial Group Inc.	12,209	175
* FVCBankcorp Inc.	9,251	162
* Pioneer Bancorp Inc.	12,661	158
Southwest Georgia Financial Corp.	7,875	158
Mid-Southern Bancorp Inc.	10,233	135
* Asta Funding Inc.	18,311	128
* CBM Bancorp Inc.	9,031	126
* Magyar Bancorp Inc.	10,465	126
* Capital Bancorp Inc.	9,076	124
Glen Burnie Bancorp	9,237	100
* FFBW Inc.	8,563	95
* Conifer Holdings Inc.	24,973	95
* Kingsway Financial Services Inc.	39,077	86
* Community First Bancshares Inc.	7,805	79
Home Federal Bancorp Inc.	2,217	72
Kentucky First Federal Bancorp	9,399	68
* Atlas Financial Holdings Inc.	163,656	62
OP Bancorp	5,800	57

*	Village Bank and Trust Financial Corp.	1,338	47
*	1347 Property Insurance Holdings Inc.	10,409	46
	Value Line Inc.	1,919	44
	Patriot National Bancorp Inc.	3,079	39
*	National Holdings Corp.	13,459	37
*	FSB Bancorp Inc.	2,176	37
*	ICC Holdings Inc.	2,593	36
*	Broadway Financial Corp.	22,638	32
	Ottawa Bancorp Inc.	2,406	31
*	GWG Holdings Inc.	2,941	29
*	Richmond Mutual Bancorporation Inc.	1,374	19
*,^	LM Funding America Inc.	19,336	18
	National Security Group Inc.	1,272	14
*	Unico American Corp.	1,377	8
*	HV Bancorp Inc.	525	8
	Atlantic American Corp.	2,591	7
	Lake Shore Bancorp Inc.	300	4
*	National Holdings Corp. Warrants Exp. 01/18/2022	7,766	3
	WVS Financial Corp.	100	2
*	Carver Bancorp Inc.	445	1
	Cohen & Co. Inc.	64	—
			12,130,649
Health Care (12.2%)
*	Veeva Systems Inc. Class A	1,842,994	281,407
*	DexCom Inc.	1,287,331	192,121
	STERIS plc	1,201,979	173,674
*	BioMarin Pharmaceutical Inc.	2,548,746	171,785
*	Exact Sciences Corp.	1,832,471	165,600
	West Pharmaceutical Services Inc.	1,044,255	148,096
*	Insulet Corp.	854,397	140,916
*	Elanco Animal Health Inc.	5,284,379	140,512
*	Seattle Genetics Inc.	1,554,690	132,771
*	Alnylam Pharmaceuticals Inc.	1,546,456	124,366
*	Neurocrine Biosciences Inc.	1,302,710	117,387
*	Ionis Pharmaceuticals Inc.	1,815,802	108,785
	Bio-Techne Corp.	540,058	105,673
*	Masimo Corp.	700,402	104,213
*	Jazz Pharmaceuticals plc	802,468	102,828
*	Sage Therapeutics Inc.	732,833	102,809
	Hill-Rom Holdings Inc.	953,685	100,356
*	Catalent Inc.	2,074,659	98,878
*	Molina Healthcare Inc.	885,799	97,190
*	Bio-Rad Laboratories Inc. Class A	289,416	96,300
	Chemed Corp.	225,531	94,175
*	Charles River Laboratories International Inc.	694,744	91,963
*	Haemonetics Corp.	724,138	91,343
	Encompass Health Corp.	1,398,735	88,512
*	PRA Health Sciences Inc.	890,966	88,411
*	Medidata Solutions Inc.	889,742	81,411
*	Exelixis Inc.	4,315,588	76,321
*	Sarepta Therapeutics Inc.	999,906	75,313
*	Bluebird Bio Inc.	788,824	72,430
*	Horizon Therapeutics plc	2,644,104	71,999
*,^	Teladoc Health Inc.	1,021,742	69,192
	Bruker Corp.	1,454,634	63,902
*	Integra LifeSciences Holdings Corp.	1,017,113	61,098
*	Penumbra Inc.	453,082	60,935

*	ACADIA Pharmaceuticals Inc.	1,636,002	58,880
*	HealthEquity Inc.	1,004,482	57,401
*	Globus Medical Inc.	1,091,522	55,799
*	Amedisys Inc.	421,152	55,175
*	Neogen Corp.	755,178	51,435
*	LivaNova plc	696,745	51,413
*	Blueprint Medicines Corp.	696,229	51,152
*	Medicines Co.	1,011,535	50,577
*	Repligen Corp.	647,960	49,692
*	United Therapeutics Corp.	622,246	49,624
*	LHC Group Inc.	423,725	48,118
*	Syneos Health Inc.	885,085	47,095
*	Avantor Inc.	3,189,274	46,882
*	Tandem Diabetes Care Inc.	793,813	46,819
*	NuVasive Inc.	737,206	46,724
*	Spark Therapeutics Inc.	481,609	46,706
*,^	Moderna Inc.	2,833,905	45,116
*	Alkermes plc	2,231,758	43,542
*	HMS Holdings Corp.	1,263,270	43,539
*	Omnicell Inc.	597,934	43,213
*	Global Blood Therapeutics Inc.	850,808	41,281
*	FibroGen Inc.	1,110,812	41,078
	Cantel Medical Corp.	526,288	39,366
*	Acadia Healthcare Co. Inc.	1,253,513	38,959
*	AMN Healthcare Services Inc.	675,804	38,899
*,^	Arrowhead Pharmaceuticals Inc.	1,372,523	38,678
*	ICU Medical Inc.	241,520	38,547
*	Nevro Corp.	443,817	38,155
*	Mirati Therapeutics Inc.	475,961	37,082
	CONMED Corp.	377,966	36,341
*	Guardant Health Inc.	558,532	35,651
*	Wright Medical Group NV	1,706,009	35,195
	Ensign Group Inc.	722,766	34,281
*	Ultragenyx Pharmaceutical Inc.	783,894	33,535
*	Integer Holdings Corp.	435,665	32,919
*	Arena Pharmaceuticals Inc.	719,220	32,919
*	Emergent BioSolutions Inc.	628,370	32,851
*	Immunomedics Inc.	2,431,868	32,247
*	MyoKardia Inc.	614,763	32,060
*	Medpace Holdings Inc.	378,618	31,819
*	Quidel Corp.	514,214	31,547
*	Tenet Healthcare Corp.	1,411,469	31,222
*	Glaukos Corp.	491,335	30,713
*	Myriad Genetics Inc.	1,034,872	29,628
*	Iovance Biotherapeutics Inc.	1,626,825	29,608
*	Cambrex Corp.	489,813	29,144
*	Amicus Therapeutics Inc.	3,589,884	28,791
*	Halozyme Therapeutics Inc.	1,842,060	28,570
*	NeoGenomics Inc.	1,484,899	28,391
*	Natera Inc.	848,609	27,834
*	Portola Pharmaceuticals Inc.	1,023,222	27,443
*	MEDNAX Inc.	1,209,629	27,362
*,^	Allakos Inc.	347,068	27,290
*	Ligand Pharmaceuticals Inc.	271,140	26,989
*	PTC Therapeutics Inc.	788,102	26,654
*	Allscripts Healthcare Solutions Inc.	2,418,268	26,553
*	iRhythm Technologies Inc.	355,636	26,356

*	Select Medical Holdings Corp.	1,579,507	26,172
*	Avanos Medical Inc.	691,933	25,920
*	Acceleron Pharma Inc.	645,033	25,485
*	Prestige Consumer Healthcare Inc.	725,292	25,160
*	Reata Pharmaceuticals Inc. Class A	306,735	24,628
*	Merit Medical Systems Inc.	798,738	24,330
	US Physical Therapy Inc.	184,788	24,124
*	Agios Pharmaceuticals Inc.	741,461	24,023
*	Cardiovascular Systems Inc.	503,542	23,928
*	Invitae Corp.	1,239,703	23,889
*	Biohaven Pharmaceutical Holding Co. Ltd.	566,445	23,632
*	Xencor Inc.	696,998	23,510
*	Zogenix Inc.	578,074	23,146
*	Intercept Pharmaceuticals Inc.	345,089	22,900
*	Pacira BioSciences Inc.	600,457	22,859
*	Insmed Inc.	1,266,388	22,339
*	Premier Inc. Class A	757,069	21,894
	Patterson Cos. Inc.	1,194,754	21,291
*	Genomic Health Inc.	311,594	21,132
*	Supernus Pharmaceuticals Inc.	761,171	20,917
*	Brookdale Senior Living Inc.	2,711,757	20,555
*	Corcept Therapeutics Inc.	1,442,883	20,395
*	BioTelemetry Inc.	487,005	19,836
*	Magellan Health Inc.	316,618	19,662
*	Ironwood Pharmaceuticals Inc. Class A	2,270,605	19,493
*	Heron Therapeutics Inc.	1,016,304	18,802
*	Alder Biopharmaceuticals Inc.	994,150	18,750
*	Momenta Pharmaceuticals Inc.	1,439,293	18,653
*,^	Allogene Therapeutics Inc.	684,005	18,643
*	Inovalon Holdings Inc. Class A	1,079,068	17,686
	Coherus Biosciences Inc.	853,979	17,302
*	Audentes Therapeutics Inc.	599,466	16,839
*	Covetrus Inc.	1,395,783	16,596
	Atrion Corp.	20,673	16,108
*	Natus Medical Inc.	501,188	15,958
*	Varex Imaging Corp.	557,870	15,922
*	REGENXBIO Inc.	446,895	15,909
*	Radius Health Inc.	614,690	15,828
*	Sangamo Therapeutics Inc.	1,675,226	15,161
*,^	Denali Therapeutics Inc.	973,699	14,917
*	Addus HomeCare Corp.	187,800	14,889
	Orthofix Medical Inc.	279,412	14,814
*	Editas Medicine Inc.	643,555	14,634
*	Tabula Rasa HealthCare Inc.	262,306	14,411
*	Veracyte Inc.	597,754	14,346
*	Lantheus Holdings Inc.	562,885	14,109
*	Enanta Pharmaceuticals Inc.	230,306	13,837
*	CryoLife Inc.	502,719	13,649
	Mesa Laboratories Inc.	56,213	13,366
*	Apellis Pharmaceuticals Inc.	551,361	13,282
*,^	Esperion Therapeutics Inc.	359,981	13,197
*	Fate Therapeutics Inc.	845,074	13,124
*	AtriCure Inc.	517,399	12,904
*	Spectrum Pharmaceuticals Inc.	1,553,060	12,883
*	R1 RCM Inc.	1,427,137	12,744
	Luminex Corp.	610,848	12,614
*	CareDx Inc.	553,793	12,521

*	Inogen Inc.	260,387	12,475
*	Theravance Biopharma Inc.	635,294	12,376
*,^	OPKO Health Inc.	5,820,127	12,164
*	AnaptysBio Inc.	337,222	11,799
*	Tricida Inc.	381,138	11,766
*	Ra Pharmaceuticals Inc.	496,394	11,740
	National HealthCare Corp.	143,334	11,732
*	Aimmune Therapeutics Inc.	543,850	11,388
*	Anika Therapeutics Inc.	207,288	11,378
*	Vocera Communications Inc.	454,893	11,213
*	Aerie Pharmaceuticals Inc.	579,130	11,131
*	Inspire Medical Systems Inc.	182,111	11,112
*	NextGen Healthcare Inc.	708,897	11,108
*	ArQule Inc.	1,547,957	11,099
*	Hanger Inc.	540,690	11,019
*,^	Omeros Corp.	672,881	10,988
*	Atara Biotherapeutics Inc.	772,071	10,902
*	Dicerna Pharmaceuticals Inc.	757,000	10,871
*,^	Cara Therapeutics Inc.	592,288	10,827
*	Epizyme Inc.	1,045,718	10,787
*,^	TherapeuticsMD Inc.	2,968,000	10,774
*	STAAR Surgical Co.	413,179	10,652
*	Tactile Systems Technology Inc.	248,945	10,535
*	Tivity Health Inc.	631,283	10,498
*	Cerus Corp.	2,024,747	10,438
*	Innoviva Inc.	990,247	10,437
*	Madrigal Pharmaceuticals Inc.	120,725	10,409
*	Pacific Biosciences of California Inc.	2,005,059	10,346
*	Amphastar Pharmaceuticals Inc.	520,244	10,316
*	NanoString Technologies Inc.	476,491	10,287
*	Vanda Pharmaceuticals Inc.	771,449	10,245
*	CorVel Corp.	133,486	10,105
*	AngioDynamics Inc.	547,028	10,076
*	HealthStream Inc.	387,496	10,032
*	Providence Service Corp.	162,911	9,687
*	Vericel Corp.	639,804	9,687
*	Codexis Inc.	706,187	9,685
*	Cytokinetics Inc.	844,552	9,611
*	Endo International plc	2,938,640	9,433
*,^	ZIOPHARM Oncology Inc.	2,185,042	9,352
	National Research Corp.	156,693	9,049
*	RadNet Inc.	628,314	9,023
*	Surmodics Inc.	196,217	8,975
*	ANI Pharmaceuticals Inc.	120,944	8,814
*	Deciphera Pharmaceuticals Inc.	259,143	8,795
*	Kura Oncology Inc.	572,051	8,678
*	G1 Therapeutics Inc.	374,892	8,540
*	Athenex Inc.	701,037	8,528
*	Eagle Pharmaceuticals Inc.	149,844	8,477
*,^	CryoPort Inc.	509,338	8,330
*	Gossamer Bio Inc.	493,787	8,291
	LeMaitre Vascular Inc.	239,422	8,183
*	MacroGenics Inc.	635,095	8,104
*	Evolent Health Inc. Class A	1,085,793	7,807
*	Twist Bioscience Corp.	326,437	7,795
*	Intersect ENT Inc.	455,946	7,756
*	Corindus Vascular Robotics Inc.	1,800,491	7,706

*,^	Intellia Therapeutics Inc.	565,149	7,545
*	Revance Therapeutics Inc.	577,985	7,514
*	Catalyst Pharmaceuticals Inc.	1,395,590	7,411
*	Antares Pharma Inc.	2,205,030	7,376
*	Achillion Pharmaceuticals Inc.	2,032,652	7,318
*	Heska Corp.	102,514	7,265
*	Karyopharm Therapeutics Inc.	736,113	7,081
*	Retrophin Inc.	606,333	7,027
*,^	Turning Point Therapeutics Inc.	186,813	7,024
*,^	Axsome Therapeutics Inc.	344,853	6,980
*,^	Accelerate Diagnostics Inc.	375,547	6,974
*	OraSure Technologies Inc.	919,893	6,872
*	Rhythm Pharmaceuticals Inc.	316,820	6,840
*,^	PetIQ Inc. Class A	249,050	6,789
*,^	Flexion Therapeutics Inc.	491,710	6,739
*	Stemline Therapeutics Inc.	642,707	6,691
*	Homology Medicines Inc.	363,277	6,575
	Phibro Animal Health Corp. Class A	300,492	6,409
*	Progenics Pharmaceuticals Inc.	1,249,978	6,319
*,^	Community Health Systems Inc.	1,736,598	6,252
	Simulations Plus Inc.	179,343	6,223
*	Voyager Therapeutics Inc.	358,585	6,171
*	Axogen Inc.	493,984	6,165
*	Translate Bio Inc.	620,395	6,148
*	Change Healthcare Inc.	507,117	6,126
*	Akebia Therapeutics Inc.	1,558,122	6,108
	Meridian Bioscience Inc.	640,824	6,081
*	Cutera Inc.	207,567	6,067
*	Option Care Health Inc.	1,887,588	6,040
*,^	TG Therapeutics Inc.	1,069,929	6,008
*,^	Apollo Medical Holdings Inc.	338,854	5,971
*,^	Intrexon Corp.	1,036,509	5,929
*,^	AMAG Pharmaceuticals Inc.	502,994	5,810
*	Cross Country Healthcare Inc.	547,507	5,639
*,^	Rocket Pharmaceuticals Inc.	482,515	5,621
*,^	Alector Inc.	386,995	5,580
*,^	Lannett Co. Inc.	493,712	5,530
*,^	WaVe Life Sciences Ltd.	266,198	5,465
*	Krystal Biotech Inc.	156,761	5,444
*	Adaptive Biotechnologies Corp.	174,307	5,386
*,^	Viking Therapeutics Inc.	782,021	5,380
	Owens & Minor Inc.	925,160	5,375
*	Akorn Inc.	1,394,669	5,300
*	Intra-Cellular Therapies Inc.	707,017	5,281
*	ImmunoGen Inc.	2,181,389	5,279
*	GenMark Diagnostics Inc.	855,195	5,182
*	Cymabay Therapeutics Inc.	1,000,989	5,125
*	Syros Pharmaceuticals Inc.	493,617	5,124
*,^	Bridgebio Pharma Inc.	229,941	4,937
*	CytomX Therapeutics Inc.	667,265	4,924
*	Collegium Pharmaceutical Inc.	428,043	4,914
	Utah Medical Products Inc.	51,071	4,895
*	Durect Corp.	2,658,420	4,891
*	Puma Biotechnology Inc.	452,932	4,876
*	Odonate Therapeutics Inc.	184,457	4,801
*,^	Kadmon Holdings Inc.	1,880,927	4,740
*	Prothena Corp. plc	602,951	4,727

*,^	Dynavax Technologies Corp. Class A	1,286,620	4,600
*,^	MediciNova Inc.	576,855	4,589
*	Triple-S Management Corp. Class B	342,331	4,587
*	Rigel Pharmaceuticals Inc.	2,418,355	4,522
*	BioDelivery Sciences International Inc.	1,045,684	4,402
*,^	Quanterix Corp.	199,985	4,392
*	Adverum Biotechnologies Inc.	794,948	4,332
*	Avrobio Inc.	306,657	4,330
*	Fluidigm Corp.	929,235	4,302
*	BioSpecifics Technologies Corp.	79,334	4,246
	Computer Programs & Systems Inc.	185,705	4,199
*	OrthoPediatrics Corp.	118,589	4,181
*	Diplomat Pharmacy Inc.	849,439	4,162
*	Dermira Inc.	646,859	4,133
	Sientra Inc.	633,929	4,108
*	Avid Bioservices Inc.	746,614	3,957
*	Agenus Inc.	1,515,658	3,910
*,^	Akcea Therapeutics Inc.	247,696	3,812
*,^	Corbus Pharmaceuticals Holdings Inc.	779,767	3,797
*	BioCryst Pharmaceuticals Inc.	1,310,975	3,756
*,^	Dova Pharmaceuticals Inc.	133,723	3,738
	Invacare Corp.	494,170	3,706
*	Protagonist Therapeutics Inc.	307,477	3,693
*	ChemoCentryx Inc.	544,447	3,691
*	Accuray Inc.	1,324,468	3,669
*	Principia Biopharma Inc.	129,767	3,665
*,^	Geron Corp.	2,743,503	3,649
*	PDL BioPharma Inc.	1,680,650	3,630
	Silk Road Medical Inc.	111,551	3,629
*,^	CEL-SCI Corp.	404,144	3,613
*	Kindred Biosciences Inc.	523,938	3,589
*	Xeris Pharmaceuticals Inc.	363,989	3,578
*	Y-mAbs Therapeutics Inc.	136,733	3,563
*	Minerva Neurosciences Inc.	453,544	3,515
*	Amneal Pharmaceuticals Inc.	1,190,337	3,452
*	Axonics Modulation Technologies Inc.	127,865	3,442
*	Kodiak Sciences Inc.	236,251	3,397
*	Arcus Biosciences Inc.	373,024	3,395
*,^	XBiotech Inc.	320,550	3,353
*	Rubius Therapeutics Inc.	415,250	3,260
*,^	Evolus Inc.	206,440	3,225
*	Pfenex Inc.	379,627	3,204
*	Albireo Pharma Inc.	159,866	3,197
	SIGA Technologies Inc.	623,410	3,192
*,^	Sorrento Therapeutics Inc.	1,471,427	3,149
*,^	MannKind Corp.	2,510,561	3,138
*,^	Clovis Oncology Inc.	782,716	3,076
*,^	Provention Bio Inc.	444,245	3,032
*	Assembly Biosciences Inc.	304,138	2,990
*,^	Mallinckrodt plc	1,225,095	2,952
*	Eiger BioPharmaceuticals Inc.	286,077	2,932
*	Recro Pharma Inc.	261,041	2,892
*	Cyclerion Therapeutics Inc.	229,038	2,776
*	Seres Therapeutics Inc.	689,403	2,765
*	Apyx Medical Corp.	405,359	2,744
*	La Jolla Pharmaceutical Co.	310,421	2,732
*	Alphatec Holdings Inc.	541,598	2,719

*,^	Inovio Pharmaceuticals Inc.	1,321,221	2,709
*	TCR2 Therapeutics Inc.	176,531	2,653
*	BioLife Solutions Inc.	158,822	2,640
*	RTI Surgical Holdings Inc.	923,388	2,632
*	Ardelyx Inc.	554,235	2,605
*,^	Shockwave Medical Inc.	86,952	2,602
*,^	Palatin Technologies Inc.	2,850,371	2,590
*	SeaSpine Holdings Corp.	206,264	2,518
*,^	Athersys Inc.	1,884,528	2,506
*	NextCure Inc.	81,115	2,502
*,^	Eidos Therapeutics Inc.	69,412	2,497
*	Aeglea BioTherapeutics Inc.	322,564	2,481
*,^	ViewRay Inc.	853,684	2,476
*,^	CASI Pharmaceuticals Inc.	736,255	2,459
*,^	Cellular Biomedicine Group Inc.	164,834	2,449
*	Chiasma Inc.	489,077	2,421
*	Arvinas Inc.	111,777	2,409
*	ADMA Biologics Inc.	537,581	2,392
*	OptimizeRx Corp.	164,373	2,380
*	Joint Corp.	126,725	2,358
*	Forty Seven Inc.	365,222	2,345
*	Magenta Therapeutics Inc.	226,973	2,329
*,^	Gritstone Oncology Inc.	269,387	2,326
*,^	Lexicon Pharmaceuticals Inc.	759,532	2,286
*	SI-BONE Inc.	127,150	2,247
*,^	Anavex Life Sciences Corp.	710,136	2,244
*,^	Zynerba Pharmaceuticals Inc.	294,492	2,226
*,^	Pulse Biosciences Inc.	143,863	2,221
*,^	Solid Biosciences Inc.	213,039	2,203
*,^	CorMedix Inc.	345,256	2,203
*	Health Catalyst Inc.	69,554	2,201
*	GlycoMimetics Inc.	510,106	2,199
*	Scholar Rock Holding Corp.	245,257	2,195
*,^	AcelRx Pharmaceuticals Inc.	996,648	2,193
*	Livongo Health Inc.	124,938	2,179
*,^	Rockwell Medical Inc.	787,471	2,173
*	IntriCon Corp.	111,252	2,163
*	Syndax Pharmaceuticals Inc.	288,831	2,158
*	Verrica Pharmaceuticals Inc.	144,030	2,126
*	TransMedics Group Inc.	89,378	2,123
*,^	Zynex Inc.	222,843	2,119
*	Vapotherm Inc.	218,670	2,071
*	Five Prime Therapeutics Inc.	527,770	2,045
*	Calithera Biosciences Inc.	660,428	2,041
*	Enzo Biochem Inc.	565,801	2,037
*,^	Synthorx Inc.	124,939	2,033
*,^	Senseonics Holdings Inc.	2,050,235	2,027
*	Phreesia Inc.	83,009	2,012
*,^	Galectin Therapeutics Inc.	543,615	1,995
*,^	Surgery Partners Inc.	268,411	1,982
*	Pieris Pharmaceuticals Inc.	580,000	1,978
*,^	Ocular Therapeutix Inc.	648,918	1,973
*	CytoSorbents Corp.	390,970	1,967
*,^	Marker Therapeutics Inc.	384,300	1,964
*,^	resTORbio Inc.	218,384	1,931
*	FONAR Corp.	92,762	1,917
*,^	XOMA Corp.	96,352	1,881

*	Capital Senior Living Corp.	426,946	1,870
*,^	Paratek Pharmaceuticals Inc.	430,771	1,861
*	Conformis Inc.	991,093	1,843
*,^	BioSig Technologies Inc.	219,567	1,811
	Exicure Inc.	714,793	1,808
*	Stoke Therapeutics Inc.	81,642	1,754
*	VolitionRX Ltd.	309,556	1,740
*	X4 Pharmaceuticals Inc.	136,839	1,739
*,^	TransEnterix Inc.	2,801,244	1,736
*	Cue Biopharma Inc.	205,897	1,736
*	Harrow Health Inc.	308,305	1,733
*	Avedro Inc.	76,154	1,729
*	KalVista Pharmaceuticals Inc.	148,528	1,723
*	Aldeyra Therapeutics Inc.	326,118	1,719
*,^	Novavax Inc.	341,943	1,717
*,^	Cortexyme Inc.	67,010	1,671
*	Acorda Therapeutics Inc.	578,990	1,662
*	Misonix Inc.	82,347	1,655
*,^	Dyadic International Inc.	269,600	1,653
*,^	UNITY Biotechnology Inc.	269,092	1,641
*	Chimerix Inc.	693,525	1,630
*	Harvard Bioscience Inc.	518,619	1,595
*	American Renal Associates Holdings Inc.	251,730	1,591
*,^	Catasys Inc.	100,503	1,584
*	Castlight Health Inc. Class B	1,102,720	1,555
*	Eloxx Pharmaceuticals Inc.	340,571	1,539
*,^	Organogenesis Holdings Inc.	232,664	1,529
*	Concert Pharmaceuticals Inc.	259,111	1,524
*	iRadimed Corp.	72,149	1,517
*	Adamas Pharmaceuticals Inc.	295,621	1,512
*,^	Sesen Bio Inc.	1,292,283	1,512
*,^	ChromaDex Corp.	382,218	1,504
*,^	Optinose Inc.	213,786	1,496
*	Lineage Cell Therapeutics Inc.	1,526,332	1,496
*,^	AVEO Pharmaceuticals Inc.	1,742,514	1,472
*	Icad Inc.	207,843	1,424
*	NGM Biopharmaceuticals Inc.	102,682	1,422
*	Crinetics Pharmaceuticals Inc.	93,195	1,402
*,^	EyePoint Pharmaceuticals Inc.	759,618	1,375
*	Replimune Group Inc.	98,665	1,371
*,^	T2 Biosystems Inc.	541,868	1,355
*	Morphic Holding Inc.	74,390	1,347
*	Mustang Bio Inc.	408,642	1,332
*	Kiniksa Pharmaceuticals Ltd. Class A	155,473	1,323
*	Spero Therapeutics Inc.	123,658	1,311
*	Celcuity Inc.	76,715	1,303
*	Molecular Templates Inc.	195,244	1,287
*,^	Verastem Inc.	1,062,174	1,285
*	Assertio Therapeutics Inc.	968,008	1,239
*	Arcturus Therapeutics Holdings Inc.	118,900	1,221
*	Chembio Diagnostics Inc.	196,738	1,204
*	Kala Pharmaceuticals Inc.	313,060	1,191
*,^	Urovant Sciences Ltd.	125,487	1,188
*	Fulgent Genetics Inc.	110,439	1,147
*	Envista Holdings Corp.	41,124	1,147
*,^	LogicBio Therapeutics Inc.	103,600	1,120
*,^	VBI Vaccines Inc.	2,354,786	1,110

*	Precision BioSciences Inc.	129,081	1,083
*,^	Trevena Inc.	1,115,403	1,079
*	Abeona Therapeutics Inc.	474,731	1,073
*,^	Marinus Pharmaceuticals Inc.	670,990	1,033
*	Constellation Pharmaceuticals Inc.	155,512	1,005
*	Savara Inc.	376,982	999
*	Harpoon Therapeutics Inc.	73,037	998
*,^	Idera Pharmaceuticals Inc.	343,475	993
*,^	Matinas BioPharma Holdings Inc.	1,555,674	981
*	Endologix Inc.	245,938	976
*	InfuSystem Holdings Inc.	183,833	972
*,^	Ovid therapeutics Inc.	296,475	961
*,^	BrainStorm Cell Therapeutics Inc.	238,368	930
*,^	Tyme Technologies Inc.	763,112	908
*	Otonomy Inc.	377,846	903
*,^	PolarityTE Inc.	276,660	894
*	Selecta Biosciences Inc.	502,904	880
*,^	Soliton Inc.	82,090	878
*	PhaseBio Pharmaceuticals Inc.	208,913	871
*,^	Neos Therapeutics Inc.	585,390	866
*,^	Ampio Pharmaceuticals Inc.	1,727,758	866
*	Catalyst Biosciences Inc.	175,014	859
*	Applied Genetic Technologies Corp.	206,035	857
*	Strongbridge Biopharma plc	353,400	845
*	Checkpoint Therapeutics Inc.	337,621	841
	Merrimack Pharmaceuticals Inc.	185,083	831
*	Neuronetics Inc.	99,558	827
*	Anixa Biosciences Inc.	205,784	823
*	Curis Inc.	363,068	813
*	Sunesis Pharmaceuticals Inc.	1,126,076	811
*	10X Genomics Inc. Class A	15,824	798
*	Agile Therapeutics Inc.	671,048	795
*	Jounce Therapeutics Inc.	237,499	791
*	Cerecor Inc.	239,734	789
*	Sensus Healthcare Inc.	130,738	784
*	Aduro Biotech Inc.	737,604	782
*	Oncocyte Corp.	368,592	774
*	Evofem Biosciences Inc.	153,512	774
*	SmileDirectClub Inc.	55,397	769
*	Mersana Therapeutics Inc.	482,654	763
*	Infinity Pharmaceuticals Inc.	727,899	750
*	Atreca Inc.	60,322	738
	Psychemedics Corp.	78,603	716
*	Genocea Biosciences Inc.	243,451	706
*	Catabasis Pharmaceuticals Inc.	130,437	704
*	Personalis Inc.	47,709	700
*,^	SCYNEXIS Inc.	650,348	693
*,^	Enochian Biosciences Inc.	125,195	689
*	Motus GI Holdings Inc.	343,367	680
*	Genesis Healthcare Inc.	605,622	672
*,^	Novan Inc.	260,201	671
*	MEI Pharma Inc.	397,761	668
*	Neoleukin Therapeutics Inc.	234,337	668
*	Calyxt Inc.	117,974	665
*	Aravive Inc.	87,682	658
*	Allena Pharmaceuticals Inc.	166,781	657
*	Lipocine Inc.	232,426	653

*,^	Bellicum Pharmaceuticals Inc.	602,673	633
*,^	Kaleido Biosciences Inc.	84,000	633
*	Fortress Biotech Inc.	444,960	627
*,^	Bioxcel Therapeutics Inc.	88,847	625
*	Karuna Therapeutics Inc.	37,688	615
*,^	Teligent Inc.	642,232	610
*,^	NewLink Genetics Corp.	382,170	608
*	Sharps Compliance Corp.	144,455	599
*	Opiant Pharmaceuticals Inc.	38,303	594
*,^	Adamis Pharmaceuticals Corp.	839,238	591
*	Aclaris Therapeutics Inc.	543,376	587
*	IVERIC bio Inc.	516,091	578
*	CTI BioPharma Corp.	690,723	575
*	Spring Bank Pharmaceuticals Inc.	163,351	572
*	Sutro Biopharma Inc.	62,213	566
*	Orgenesis Inc.	127,319	553
*	PLx Pharma Inc.	106,697	544
*	Trevi Therapeutics Inc.	118,091	531
*	Liquidia Technologies Inc.	147,990	527
*	Synlogic Inc.	226,766	519
*	Aridis Pharmaceuticals Inc.	74,302	499
*	Cumberland Pharmaceuticals Inc.	83,401	495
*,^	Cohbar Inc.	378,132	492
*,^	Corvus Pharmaceuticals Inc.	162,701	490
*,^	Akero Therapeutics Inc.	21,440	488
*	Proteostasis Therapeutics Inc.	569,708	481
*	Electromed Inc.	71,985	476
*	Menlo Therapeutics Inc.	105,938	475
*	Apollo Endosurgery Inc.	142,486	474
*	scPharmaceuticals Inc.	80,058	474
*,^	NantKwest Inc.	379,861	463
*,^	Quorum Health Corp.	379,043	459
*	SpringWorks Therapeutics Inc.	20,346	441
*,^	Evelo Biosciences Inc.	72,295	441
*,^	VistaGen Therapeutics Inc.	403,384	432
*	AgeX Therapeutics Inc.	213,656	419
*	Vermillion Inc.	776,686	419
*	Cidara Therapeutics Inc.	209,686	418
*,^	Helius Medical Technologies Inc. Class A	252,890	417
*,^	Melinta Therapeutics Inc.	107,883	411
*	Bioanalytical Systems Inc.	111,396	400
*,^	Moleculin Biotech Inc.	355,308	394
*	VIVUS Inc.	101,340	389
*	SELLAS Life Sciences Group Inc.	3,180,227	385
*	Celsion Corp.	247,628	381
*,^	Second Sight Medical Products Inc.	460,447	380
*	Aptinyx Inc.	108,410	378
*,^	Organovo Holdings Inc.	1,448,899	377
*	Alimera Sciences Inc.	661,531	375
*	Zafgen Inc.	492,116	364
*,^	Ekso Bionics Holdings Inc.	659,947	349
*,^	NantHealth Inc.	477,142	348
*,^	Bio-Path Holdings Inc.	36,520	347
*	ContraFect Corp.	958,686	343
*	Nuvectra Corp.	252,396	343
*	Champions Oncology Inc.	59,932	339
*	MTBC Inc.	89,380	338

	Kewaunee Scientific Corp.	21,515	335
*	Celldex Therapeutics Inc.	155,908	332
*	Osmotica Pharmaceuticals plc	86,306	331
*,^	Sophiris Bio Inc.	558,135	327
*	Actinium Pharmaceuticals Inc.	1,395,872	321
*,^	Oncternal Therapeutics Inc.	64,176	321
*	IRIDEX Corp.	164,887	312
*	Millendo Therapeutics Inc.	43,450	309
*	Castle Biosciences Inc.	17,053	308
*	Avenue Therapeutics Inc.	50,589	302
*,^	Altimmune Inc.	151,304	295
*,^	Zosano Pharma Corp.	185,445	289
*,^	Aptevo Therapeutics Inc.	487,651	287
*	Entasis Therapeutics Holdings Inc.	49,097	286
*,^	Clearside Biomedical Inc.	448,064	282
*	Fibrocell Science Inc.	94,542	280
*	Pro-Dex Inc.	17,890	274
*	Equillium Inc.	69,754	265
*	Prevail Therapeutics Inc.	21,376	262
*	Applied Therapeutics Inc.	23,800	262
*	IsoRay Inc.	801,772	257
*,^	HTG Molecular Diagnostics Inc.	376,997	256
*,^	Interpace Diagnostics Group Inc.	318,338	252
*	Microbot Medical Inc.	46,177	245
*	Kezar Life Sciences Inc.	73,341	241
*,^	Atossa Genetics Inc.	120,689	237
*	Hookipa Pharma Inc.	30,961	232
*,^	PAVmed Inc.	240,525	231
*	Aerpio Pharmaceuticals Inc.	339,608	231
*	Miragen Therapeutics Inc.	306,960	224
*,^	Seelos Therapeutics Inc.	239,222	220
*	Acer Therapeutics Inc.	68,311	218
*	Mirum Pharmaceuticals Inc.	21,471	216
*,^	Innovate Biopharmaceuticals Inc.	200,245	214
*	KemPharm Inc.	309,384	213
*	Tetraphase Pharmaceuticals Inc.	39,507	210
*	Caladrius Biosciences Inc.	83,015	210
*	AquaBounty Technologies Inc.	82,972	207
*	NeuBase Therapeutics Inc.	41,097	205
*,^	Precipio Inc.	78,152	204
*,^	Heat Biologics Inc.	416,742	202
*	Aquestive Therapeutics Inc.	63,426	202
*,^	Leap Therapeutics Inc.	168,963	198
*	Tocagen Inc.	298,320	198
*,^	ElectroCore Inc.	89,247	195
*,^	Senestech Inc.	190,911	193
*	Bellerophon Therapeutics Inc.	392,624	189
*	Neon Therapeutics Inc.	109,739	189
*	Surface Oncology Inc.	132,306	188
*,^	Evoke Pharma Inc.	213,137	183
*,^	vTv Therapeutics Inc. Class A	118,216	183
*	Beyond Air Inc.	38,218	182
*	Strata Skin Sciences Inc.	83,712	178
*	Eton Pharmaceuticals Inc.	26,962	170
	Digirad Corp.	36,396	166
*	Adial Pharmaceuticals Inc.	106,632	160
*,^	OncoSec Medical Inc.	80,495	159

*	Exagen Inc.	10,182	158
*,^	Co-Diagnostics Inc.	152,195	157
*,^	Brickell Biotech Inc.	37,393	155
*	Satsuma Pharmaceuticals Inc.	10,200	153
*	Soligenix Inc.	158,107	149
*	ImmuCell Corp.	26,496	147
*	Unum Therapeutics Inc.	101,693	146
*,^	Restoration Robotics Inc.	224,480	146
*,^	Soleno Therapeutics Inc.	90,496	136
*,^	Outlook Therapeutics Inc.	88,035	131
*	Eyenovia Inc.	35,413	131
*	IGM Biosciences Inc.	7,267	129
*,^	Biolase Inc.	133,881	127
*,^	Biocept Inc.	155,963	127
*	Retractable Technologies Inc.	109,240	126
*	Xtant Medical Holdings Inc.	44,170	125
*,^	AAC Holdings Inc.	176,440	118
*,^	Aytu BioScience Inc.	95,269	115
*,^	Conatus Pharmaceuticals Inc.	362,868	114
*,^	Immunic Inc.	11,330	114
*	Rexahn Pharmaceuticals Inc.	54,692	112
*	AzurRx BioPharma Inc.	185,715	111
*	Alpine Immune Sciences Inc.	28,198	111
*	RA Medical Systems Inc.	78,850	110
*,^	Valeritas Holdings Inc.	76,584	110
*	Capricor Therapeutics Inc.	29,419	109
*	Five Star Senior Living Inc.	235,990	107
*	Cassava Sciences Inc.	87,959	106
*,^	ENDRA Life Sciences Inc.	97,900	104
*	Streamline Health Solutions Inc.	92,404	102
*,^	Oragenics Inc.	181,667	98
*	Ligand Pharmaceuticals Beta CVR	395,811	95
*	Aevi Genomic Medicine Inc.	631,947	95
*	Cocrystal Pharma Inc.	45,640	93
*,^	Ideaya Biosciences Inc.	10,017	90
*	Pulmatrix Inc.	105,591	86
*	Obalon Therapeutics Inc.	43,042	83
*,^	Trovagene Inc.	53,991	82
*	Axcella Health Inc.	14,311	81
	ProPhase Labs Inc.	41,556	76
*,^	Avinger Inc.	83,574	69
*	Myomo Inc.	106,685	66
*	SunLink Health Systems Inc.	57,952	65
*	Tracon Pharmaceuticals Inc.	145,455	65
*	Akers Biosciences Inc.	143,771	64
*,^	Navidea Biopharmaceuticals Inc.	84,721	58
*,^	iBio Inc.	108,024	58
*,^	Armata Pharmaceuticals Inc.	15,150	56
*	Neurotrope Inc.	67,260	54
*	Yield10 Bioscience Inc.	103,390	52
*,^	Predictive Oncology Inc.	101,040	51
*	CynergisTek Inc.	16,515	51
*	Diffusion Pharmaceuticals Inc.	27,343	50
*	Achieve Life Sciences Inc.	29,110	50
*,^	Gemphire Therapeutics Inc.	129,871	49
*,^	Vaccinex Inc.	6,699	48
*	Ocugen Inc.	16,658	48

*,^	Aethlon Medical Inc.	198,054	47
*	aTyr Pharma Inc.	12,675	44
*	InVivo Therapeutics Holdings Corp.	85,892	44
*	Dare Bioscience Inc.	56,579	43
*	Cyclacel Pharmaceuticals Inc.	106,172	42
*,^,§ Oncternal Therapeutics Inc. CVR		20,153	41
*,^	Jaguar Health Inc.	30,283	40
*	Cesca Therapeutics Inc.	5,894	39
*	NanoViricides Inc.	19,046	39
*	Biomerica Inc.	11,723	38
*,^	Sonoma Pharmaceuticals Inc.	6,407	37
*	DiaMedica Therapeutics Inc.	17,400	36
*,^	Tonix Pharmaceuticals Holding Corp.	85,037	34
*	Cellectar Biosciences Inc.	16,755	34
*	DarioHealth Corp.	109,199	33
*,^	Titan Pharmaceuticals Inc.	121,280	33
*	ARCA biopharma Inc.	5,604	30
*	Onconova Therapeutics Inc.	34,682	29
*	Salarius Pharmaceuticals Inc.	4,777	28
*	EyeGate Pharmaceuticals Inc.	8,774	28
*,^	Viveve Medical Inc.	5,707	25
*,^	BioPharmX Corp.	74,852	25
*	Novus Therapeutics Inc.	37,690	24
*	Regulus Therapeutics Inc.	32,503	23
*	Proteon Therapeutics Inc.	88,184	23
*,^	Citius Pharmaceuticals Inc.	28,963	22
*,§	Ligand Pharmaceuticals Glucagon CVR	395,811	20
*	Cancer Genetics Inc.	194,041	20
*	SCWorx Corp	7,995	19
*,^	NovaBay Pharmaceuticals Inc.	31,326	19
	Regional Health Properties Inc.	11,594	19
*	Edesa Biotech Inc.	2,900	18
*	Ritter Pharmaceuticals Inc.	56,210	17
*	Aileron Therapeutics Inc.	24,778	17
*	Allied Healthcare Products Inc.	11,560	16
*	NanoVibronix Inc.	5,700	15
*	Advaxis Inc.	56,082	15
*,^	OpGen Inc.	2,070	15
*	Tenax Therapeutics Inc.	12,200	15
*	American Shared Hospital Services	5,681	14
*	Neuralstem Inc.	8,277	14
*,^	Cleveland BioLabs Inc.	13,546	14
*	SiNtx Technologies Inc.	6,221	13
*,^	Vaxart Inc.	33,222	12
*,^	InspireMD Inc.	7,471	10
*	Milestone Scientific Inc.	10,165	8
*	Synthetic Biologics Inc.	18,146	8
*,^	Attis Industries Inc.	10,309	8
*	Phio Pharmaceuticals Corp.	26,460	7
*	Plus Therapeutics Inc.	2,089	7
*	BioNano Genomics Inc.	9,790	7
*,^	AIM ImmunoTech Inc.	8,216	6
*,^,§ Nobilis Health Corp.		49,611	6
*	NeuroMetrix Inc.	11,900	4
*,^	CHF Solutions Inc.	2,359	4
*	Hepion Pharmaceuticals Inc.	1,446	3
*	Xenetic Biosciences Inc.	2,949	3

*	Micron Solutions Inc.	1,204	3
*	Ligand Pharmaceuticals General CVR	395,811	3
*	Ligand Pharmaceuticals Roche CVR	395,811	2
			8,474,320
Industrials (13.7%)
*	CoStar Group Inc.	515,405	305,738
	TransUnion	2,643,274	214,396
*	Teledyne Technologies Inc.	511,572	164,721
	Old Dominion Freight Line Inc.	902,057	153,323
	Lennox International Inc.	493,269	119,850
	Spirit AeroSystems Holdings Inc. Class A	1,454,392	119,609
	Carlisle Cos. Inc.	796,383	115,906
*	Sensata Technologies Holding plc	2,268,422	113,557
*	Lyft Inc. Class A	2,753,964	112,472
	Toro Co.	1,491,222	109,307
	Graco Inc.	2,322,113	106,910
	Nordson Corp.	716,726	104,828
	Hubbell Inc. Class B	761,267	100,030
	HEICO Corp. Class A	1,015,631	98,831
	Hexcel Corp.	1,194,584	98,111
	Owens Corning	1,529,728	96,679
*	WABCO Holdings Inc.	714,187	95,522
*	HD Supply Holdings Inc.	2,393,896	93,781
*	XPO Logistics Inc.	1,301,181	93,126
	Donaldson Co. Inc.	1,776,336	92,512
*	Middleby Corp.	782,861	91,516
*,^	Uber Technologies Inc.	2,919,328	88,952
*	Genesee & Wyoming Inc. Class A	796,422	88,013
	Woodward Inc.	791,265	85,322
*	AECOM	2,221,478	83,439
	Allison Transmission Holdings Inc.	1,673,233	78,726
*	IAA Inc.	1,881,791	78,527
	Curtiss-Wright Corp.	599,862	77,604
	Watsco Inc.	456,796	77,281
	BWX Technologies Inc.	1,335,600	76,410
	Acuity Brands Inc.	561,817	75,727
	ITT Inc.	1,228,749	75,187
*	Trex Co. Inc.	824,609	74,982
	Lincoln Electric Holdings Inc.	857,577	74,403
	Oshkosh Corp.	954,162	72,325
	HEICO Corp.	567,934	70,924
	ManpowerGroup Inc.	834,792	70,323
*	JetBlue Airways Corp.	4,162,756	69,726
*	Generac Holdings Inc.	882,845	69,162
	EMCOR Group Inc.	789,024	67,951
	AGCO Corp.	887,968	67,219
	Tetra Tech Inc.	772,725	67,042
	Armstrong World Industries Inc.	680,387	65,793
*	Kirby Corp.	788,353	64,771
*	Mercury Systems Inc.	787,542	63,925
*	Stericycle Inc.	1,245,927	63,455
	Knight-Swift Transportation Holdings Inc.	1,746,547	63,400
	Landstar System Inc.	560,064	63,052
	Air Lease Corp. Class A	1,460,352	61,072
	Brink's Co.	706,502	58,604
*	RBC Bearings Inc.	351,442	58,308
	Crane Co.	705,579	56,891

* FTI Consulting Inc.	532,849	56,477
* Clean Harbors Inc.	726,077	56,053
* MasTec Inc.	854,147	55,460
MSA Safety Inc.	502,781	54,858
Insperity Inc.	543,050	53,556
* Gardner Denver Holdings Inc.	1,872,911	52,985
* Aerojet Rocketdyne Holdings Inc.	1,030,822	52,067
Exponent Inc.	735,574	51,417
nVent Electric plc	2,170,604	47,840
* Axon Enterprise Inc.	839,374	47,660
* ASGN Inc.	748,383	47,043
* Univar Solutions Inc.	2,218,015	46,046
KAR Auction Services Inc.	1,867,311	45,842
MSC Industrial Direct Co. Inc. Class A	629,774	45,677
John Bean Technologies Corp.	447,448	44,490
AMERCO	111,246	43,390
* SiteOne Landscape Supply Inc.	582,135	43,090
Regal Beloit Corp.	587,785	42,820
UniFirst Corp.	217,430	42,425
Valmont Industries Inc.	304,351	42,134
Macquarie Infrastructure Corp.	1,064,875	42,031
Timken Co.	956,922	41,636
SkyWest Inc.	722,761	41,486
* Rexnord Corp.	1,476,694	39,945
EnerSys	597,544	39,402
Simpson Manufacturing Co. Inc.	566,461	39,295
* TriNet Group Inc.	630,978	39,241
GATX Corp.	502,457	38,955
Ryder System Inc.	750,355	38,846
Albany International Corp. Class A	429,938	38,763
* Proto Labs Inc.	379,198	38,716
Herman Miller Inc.	833,705	38,425
Fluor Corp.	1,954,407	37,388
Brady Corp. Class A	703,943	37,344
Moog Inc. Class A	459,617	37,284
Watts Water Technologies Inc. Class A	390,975	36,646
Kennametal Inc.	1,152,420	35,425
* Spirit Airlines Inc.	968,037	35,140
Universal Forest Products Inc.	868,034	34,617
* Saia Inc.	367,387	34,424
Barnes Group Inc.	665,046	34,276
ABM Industries Inc.	938,658	34,092
* Colfax Corp.	1,168,614	33,960
* Builders FirstSource Inc.	1,628,528	33,507
* Advanced Disposal Services Inc.	1,002,646	32,656
* Beacon Roofing Supply Inc.	970,045	32,526
* Chart Industries Inc.	504,260	31,446
* Welbilt Inc.	1,840,267	31,027
Applied Industrial Technologies Inc.	542,924	30,838
Korn Ferry	788,685	30,475
ESCO Technologies Inc.	375,791	29,898
Deluxe Corp.	603,570	29,671
Cubic Corp.	417,943	29,436
Covanta Holding Corp.	1,644,835	28,439
* WESCO International Inc.	593,522	28,353
Allegiant Travel Co. Class A	187,013	27,988
Federal Signal Corp.	849,426	27,810

Trinity Industries Inc.	1,412,078	27,790
* Casella Waste Systems Inc. Class A	624,683	26,824
Hillenbrand Inc.	868,410	26,816
AAON Inc.	571,974	26,276
Franklin Electric Co. Inc.	544,314	26,024
Altra Industrial Motion Corp.	930,771	25,778
* Navistar International Corp.	916,682	25,768
Triton International Ltd.	760,484	25,735
* SPX Corp.	642,641	25,712
Forward Air Corp.	398,314	25,381
* BMC Stock Holdings Inc.	965,039	25,265
Healthcare Services Group Inc.	1,039,092	25,240
Mueller Water Products Inc. Class A	2,213,613	24,881
* Resideo Technologies Inc.	1,715,619	24,619
* Kratos Defense & Security Solutions Inc.	1,294,545	24,072
McGrath RentCorp	345,454	24,040
Mobile Mini Inc.	650,961	23,994
Comfort Systems USA Inc.	535,584	23,689
Matson Inc.	625,392	23,458
* SPX FLOW Inc.	593,756	23,430
Terex Corp.	901,179	23,404
Kaman Corp.	393,383	23,391
* Dycom Industries Inc.	455,060	23,231
* Avis Budget Group Inc.	819,275	23,153
Arcosa Inc.	672,901	23,020
Steelcase Inc. Class A	1,248,234	22,967
ICF International Inc.	269,747	22,786
Mueller Industries Inc.	790,561	22,673
Werner Enterprises Inc.	632,526	22,328
* Hub Group Inc. Class A	473,030	21,996
Granite Construction Inc.	681,487	21,896
* Meritor Inc.	1,161,512	21,488
* Gibraltar Industries Inc.	467,128	21,460
HNI Corp.	601,907	21,368
* Harsco Corp.	1,115,520	21,150
Advanced Drainage Systems Inc.	653,551	21,090
EnPro Industries Inc.	302,001	20,732
US Ecology Inc.	322,887	20,645
* Masonite International Corp.	354,207	20,544
* Huron Consulting Group Inc.	334,158	20,497
* Atkore International Group Inc.	672,507	20,411
Viad Corp.	298,076	20,016
AAR Corp.	476,617	19,641
* TriMas Corp.	637,604	19,543
* American Woodmark Corp.	216,860	19,281
Tennant Co.	267,621	18,921
* Sunrun Inc.	1,123,680	18,771
* JELD-WEN Holding Inc.	971,437	18,739
Knoll Inc.	736,726	18,676
* CBIZ Inc.	793,511	18,647
* Hertz Global Holdings Inc.	1,330,041	18,408
* Air Transport Services Group Inc.	869,927	18,286
* NOW Inc.	1,587,061	18,204
Encore Wire Corp.	308,791	17,379
Hawaiian Holdings Inc.	661,712	17,377
Raven Industries Inc.	517,477	17,315
Helios Technologies Inc.	421,408	17,097

* Milacron Holdings Corp.	1,021,526	17,029
Actuant Corp. Class A	774,681	16,996
* GMS Inc.	585,185	16,806
Triumph Group Inc.	729,154	16,683
AZZ Inc.	382,873	16,678
Alamo Group Inc.	141,362	16,641
* AeroVironment Inc.	310,293	16,619
Matthews International Corp. Class A	462,256	16,359
Rush Enterprises Inc. Class A	422,228	16,290
* Herc Holdings Inc.	349,895	16,274
Aircastle Ltd.	722,689	16,210
Heartland Express Inc.	710,498	15,283
CSW Industrials Inc.	219,075	15,123
Douglas Dynamics Inc.	336,432	14,995
Navigant Consulting Inc.	535,587	14,970
Apogee Enterprises Inc.	383,433	14,950
Lindsay Corp.	158,033	14,673
* MRC Global Inc.	1,208,848	14,663
* Evoqua Water Technologies Corp.	857,653	14,597
* PGT Innovations Inc.	843,583	14,569
Kadant Inc.	161,495	14,178
Greenbrier Cos. Inc.	468,877	14,123
* Patrick Industries Inc.	327,627	14,049
* Continental Building Products Inc.	503,890	13,751
ACCO Brands Corp.	1,388,687	13,706
H&E Equipment Services Inc.	463,140	13,366
Standex International Corp.	173,578	12,661
* TrueBlue Inc.	595,271	12,560
* SP Plus Corp.	339,420	12,559
Primoris Services Corp.	614,968	12,060
* Upwork Inc.	891,755	11,865
Interface Inc. Class A	810,744	11,707
Marten Transport Ltd.	551,436	11,459
ArcBest Corp.	374,769	11,412
GrafTech International Ltd.	885,319	11,332
Kforce Inc.	296,361	11,213
* Thermon Group Holdings Inc.	487,379	11,200
Columbus McKinnon Corp.	304,492	11,093
Kelly Services Inc. Class A	452,794	10,967
* CIRCOR International Inc.	288,946	10,850
Griffon Corp.	516,560	10,832
Wabash National Corp.	745,538	10,818
* Wesco Aircraft Holdings Inc.	955,119	10,516
* Astronics Corp.	357,086	10,491
Astec Industries Inc.	332,242	10,333
* Aegion Corp. Class A	467,263	9,990
Kimball International Inc. Class B	509,593	9,835
Barrett Business Services Inc.	110,692	9,832
* Great Lakes Dredge & Dock Corp.	929,780	9,716
^ ADT Inc.	1,516,606	9,509
* NV5 Global Inc.	136,887	9,345
Pitney Bowes Inc.	2,035,525	9,302
* Echo Global Logistics Inc.	409,393	9,273
* Atlas Air Worldwide Holdings Inc.	362,507	9,146
* WillScot Corp. Class A	585,912	9,128
* Parsons Corp.	276,011	9,103
Gorman-Rupp Co.	257,729	8,966

	Quanex Building Products Corp.	495,128	8,952
	Schneider National Inc. Class B	408,114	8,864
*,^	Plug Power Inc.	3,290,699	8,655
*	Tutor Perini Corp.	579,084	8,298
*	Team Inc.	454,199	8,198
*	DXP Enterprises Inc.	235,097	8,163
	Ennis Inc.	401,233	8,109
	Hyster-Yale Materials Handling Inc.	142,332	7,790
*	MYR Group Inc.	247,961	7,759
	Argan Inc.	196,040	7,702
	Heidrick & Struggles International Inc.	281,978	7,698
	Resources Connection Inc.	449,498	7,637
*	Vicor Corp.	236,217	6,973
*	Vectrus Inc.	170,986	6,951
*	Gates Industrial Corp. plc	680,872	6,856
	National Presto Industries Inc.	74,834	6,667
*	Ducommun Inc.	157,029	6,658
*	Manitowoc Co. Inc.	525,060	6,563
*	Lydall Inc.	262,054	6,528
	Spartan Motors Inc.	467,756	6,418
*	TPI Composites Inc.	335,311	6,287
*	Construction Partners Inc. Class A	399,295	6,221
	Maxar Technologies Inc.	808,520	6,145
*	BrightView Holdings Inc.	335,337	5,751
	Insteel Industries Inc.	269,906	5,541
	Miller Industries Inc.	166,107	5,531
*	Heritage-Crystal Clean Inc.	207,428	5,497
*	Franklin Covey Co.	153,467	5,371
	Powell Industries Inc.	134,511	5,266
	Park Aerospace Corp.	298,911	5,249
	CRA International Inc.	122,204	5,129
*	CAI International Inc.	234,075	5,096
	Forrester Research Inc.	158,323	5,088
*	Willdan Group Inc.	144,271	5,061
	REV Group Inc.	436,090	4,984
*	Sterling Construction Co. Inc.	378,150	4,973
	Systemax Inc.	222,995	4,908
*,^	Eagle Bulk Shipping Inc.	1,100,922	4,817
	Quad/Graphics Inc.	449,642	4,726
*,^	Energy Recovery Inc.	484,585	4,490
	NN Inc.	629,344	4,487
*	Foundation Building Materials Inc.	287,439	4,452
*	Ameresco Inc. Class A	275,280	4,424
*,^	BlueLinx Holdings Inc.	136,061	4,399
*	Mistras Group Inc.	261,576	4,290
*	Blue Bird Corp.	224,434	4,272
	Allied Motion Technologies Inc.	116,770	4,123
*	Northwest Pipe Co.	145,708	4,102
	VSE Corp.	119,814	4,084
*	Vivint Solar Inc.	624,175	4,082
*	Titan Machinery Inc.	277,715	3,982
	RR Donnelley & Sons Co.	1,035,366	3,903
	Briggs & Stratton Corp.	639,301	3,874
	Park-Ohio Holdings Corp.	127,739	3,814
*	Lawson Products Inc.	96,178	3,725
*	Cornerstone Building Brands Inc.	614,879	3,720
	Omega Flex Inc.	36,178	3,699

*	Veritiv Corp.	189,376	3,424
*	Covenant Transportation Group Inc. Class A	187,559	3,083
*	CECO Environmental Corp.	439,878	3,073
*	Commercial Vehicle Group Inc.	414,106	2,986
*	GP Strategies Corp.	229,215	2,943
	Universal Logistics Holdings Inc.	126,422	2,943
*	InnerWorkings Inc.	642,751	2,847
*	PICO Holdings Inc.	275,713	2,782
*	LB Foster Co. Class A	128,097	2,776
	Hurco Cos. Inc.	85,093	2,737
	Graham Corp.	137,367	2,728
*	Radiant Logistics Inc.	526,477	2,722
	BG Staffing Inc.	121,563	2,323
*	Willis Lease Finance Corp.	41,290	2,287
*,^	Babcock & Wilcox Enterprises Inc.	471,203	2,257
*	Mesa Air Group Inc.	330,958	2,232
*	Acacia Research Corp.	832,773	2,232
*	IES Holdings Inc.	107,279	2,209
^	EVI Industries Inc.	66,865	2,134
*	American Superconductor Corp.	271,325	2,127
*	General Finance Corp.	238,390	2,107
*	Orion Group Holdings Inc.	466,495	2,099
*	Daseke Inc.	837,062	2,093
	Eastern Co.	83,819	2,080
*	Genco Shipping & Trading Ltd.	220,990	2,033
*	Transcat Inc.	78,204	2,003
	Titan International Inc.	732,490	1,978
*	PAM Transportation Services Inc.	33,178	1,961
*,^	LiqTech International Inc.	244,091	1,928
	Preformed Line Products Co.	33,964	1,854
*	Hill International Inc.	611,000	1,827
	LSI Industries Inc.	349,060	1,822
*,^	NRC Group Holdings Corp.	135,998	1,692
*,^	Concrete Pumping Holdings Inc.	414,814	1,647
*	Armstrong Flooring Inc.	252,356	1,613
	Rush Enterprises Inc. Class B	38,209	1,526
*,^	YRC Worldwide Inc.	500,151	1,510
*	Twin Disc Inc.	130,235	1,379
*,^	Aqua Metals Inc.	792,756	1,348
*	Gencor Industries Inc.	115,798	1,344
*,^	HC2 Holdings Inc.	560,094	1,316
*	Manitex International Inc.	197,034	1,310
*,^	ExOne Co.	146,250	1,294
*	US Xpress Enterprises Inc. Class A	260,523	1,256
*	CPI Aerostructures Inc.	150,962	1,241
*	Ultralife Corp.	137,561	1,191
*	Houston Wire & Cable Co.	241,458	1,140
*	Orion Energy Systems Inc.	377,033	1,075
*,^	Energous Corp.	321,608	1,066
*,^	Bloom Energy Corp. Class A	322,503	1,048
*,^	Red Violet Inc.	82,596	1,042
*	FreightCar America Inc.	208,190	1,010
*	USA Truck Inc.	113,813	914
*	Arotech Corp.	307,745	905
*	ARC Document Solutions Inc.	549,008	747
*,^	Infrastructure and Energy Alternatives Inc.	144,791	676
	LSC Communications Inc.	474,322	655

*	Goldfield Corp.	302,912	651
	Pangaea Logistics Solutions Ltd.	198,063	636
	Virco Manufacturing Corp.	163,028	628
	Ecology and Environment Inc.	40,958	622
*	Perma-Pipe International Holdings Inc.	63,262	610
*	Alpha Pro Tech Ltd.	166,676	602
*	Tecogen Inc.	235,717	561
*	Innovative Solutions & Support Inc.	116,655	548
*,^	FuelCell Energy Inc.	1,668,578	546
*	Huttig Building Products Inc.	247,746	520
*,^	Roadrunner Transportation Systems Inc.	50,179	520
*	NL Industries Inc.	135,037	508
	Acme United Corp.	25,248	506
*,^	Capstone Turbine Corp.	910,478	464
*	DLH Holdings Corp.	98,035	444
*,^	India Globalization Capital Inc.	454,110	441
*	Perma-Fix Environmental Services	86,850	394
*	Performant Financial Corp.	352,668	388
*	Taylor Devices Inc.	36,095	370
*	Mastech Digital Inc.	60,874	365
*,^	Hudson Technologies Inc.	511,921	363
*	Jewett-Cameron Trading Co. Ltd.	47,428	362
*,^	Odyssey Marine Exploration Inc.	84,811	325
*	AMREP Corp.	56,720	324
*	Volt Information Sciences Inc.	99,718	315
*	Air T Inc.	14,989	287
*	RCM Technologies Inc.	90,641	272
*	Patriot Transportation Holding Inc.	13,915	264
*	LS Starrett Co. Class A	44,550	258
*	Broadwind Energy Inc.	137,005	232
	Hudson Global Inc.	18,306	225
*	Rekor Systems Inc.	102,383	221
*	Lightbridge Corp.	296,381	214
*	Fuel Tech Inc.	210,035	209
	Servotronics Inc.	19,902	197
*	Charah Solutions Inc.	86,291	183
*	Air Industries Group	102,589	134
	Espey Manufacturing & Electronics Corp.	5,392	128
*	Astrotech Corp.	58,922	103
*	Pioneer Power Solutions Inc.	17,498	94
	SIFCO Industries Inc.	33,067	90
*	Sunworks Inc.	35,817	85
*	Polar Power Inc.	26,498	82
	Chicago Rivet & Machine Co.	2,905	77
*	Jason Industries Inc.	213,911	76
*	Limbach Holdings Inc.	13,089	65
*	Avalon Holdings Corp. Class A	25,600	56
	Sigma Labs Inc.	70,539	49
*	Industrial Services of America Inc.	43,054	48
*	Document Security Systems Inc.	111,407	43
	CompX International Inc.	2,808	40
*,^	FTE Networks Inc.	82,837	36
*,^	Revolution Lighting Technologies Inc.	157,430	36
*	BioHiTech Global Inc.	19,881	35
	Staffing 360 Solutions Inc.	31,036	34
*,^	Spherix Inc.	20,740	34
*	Ocean Power Technologies Inc.	18,163	32

*	Energy Focus Inc.	63,555	30
*	MICT Inc.	48,420	26
*,^	Ideal Power Inc.	9,571	26
*	DPW Holdings Inc.	12,262	26
*	HireQuest Inc.	3,536	24
*,^	ShiftPixy Inc.	46,515	22
*	GEE Group Inc.	27,339	20
*	Continental Materials Corp.	1,122	16
*	Quest Resource Holding Corp.	4,835	12
*,^	AgEagle Aerial Systems Inc.	37,367	12
*	VirTra Inc.	3,900	11
*	Art's-Way Manufacturing Co. Inc.	4,243	9
*	SG Blocks Inc.	11,820	5
*	AeroCentury Corp.	800	5
*	Air T Inc. Warrants Exp. 06/07/2020	36,997	2
	L3Harris Technologies Inc.	1	—
			9,511,730
Information Technology (18.3%)
*	ServiceNow Inc.	2,647,744	672,130
*	Workday Inc. Class A	2,220,360	377,372
*	Square Inc.	4,766,233	295,268
*	Palo Alto Networks Inc.	1,357,492	276,698
*	Splunk Inc.	2,065,521	243,442
	Marvell Technology Group Ltd.	9,307,547	232,409
*	Twilio Inc. Class A	1,590,351	174,875
*	GoDaddy Inc. Class A	2,504,514	165,248
	VMware Inc. Class A	1,099,196	164,945
	SS&C Technologies Holdings Inc.	3,146,479	162,264
*	Zebra Technologies Corp.	763,451	157,553
*	Okta Inc.	1,503,048	147,990
*	Paycom Software Inc.	699,994	146,642
*	Tyler Technologies Inc.	551,893	144,872
	Booz Allen Hamilton Holding Corp. Class A	1,981,545	140,729
	Teradyne Inc.	2,395,686	138,734
*	Trimble Inc.	3,547,529	137,680
*	EPAM Systems Inc.	748,215	136,415
*	RingCentral Inc. Class A	1,017,698	127,884
*	Black Knight Inc.	2,048,195	125,063
*	Fair Isaac Corp.	411,182	124,802
*	WEX Inc.	615,087	124,291
*	Guidewire Software Inc.	1,175,477	123,872
	Cypress Semiconductor Corp.	5,205,292	121,492
*	Aspen Technology Inc.	985,634	121,312
	Cognex Corp.	2,403,149	118,067
*	Zendesk Inc.	1,583,335	115,393
*	Dell Technologies Inc.	2,189,774	113,562
*	ON Semiconductor Corp.	5,785,629	111,142
*	Coupa Software Inc.	851,601	110,342
*	Euronet Worldwide Inc.	751,253	109,908
*	DocuSign Inc. Class A	1,705,902	105,629
*	Proofpoint Inc.	807,276	104,179
*	Trade Desk Inc. Class A	543,029	101,845
*	PTC Inc.	1,476,268	100,652
	Universal Display Corp.	598,340	100,461
	Entegris Inc.	1,911,004	89,932
	Monolithic Power Systems Inc.	573,058	89,185
*	Arrow Electronics Inc.	1,173,063	87,487

	Sabre Corp.	3,864,612	86,548
*	HubSpot Inc.	565,130	85,679
	Genpact Ltd.	2,192,862	84,973
	CDK Global Inc.	1,727,997	83,099
*	CACI International Inc. Class A	353,963	81,857
*	Ciena Corp.	2,074,157	81,369
	Versum Materials Inc.	1,526,019	80,772
*	Manhattan Associates Inc.	918,780	74,118
*	Cree Inc.	1,502,488	73,622
*	Alteryx Inc. Class A	664,225	71,358
	MKS Instruments Inc.	769,194	70,981
	MAXIMUS Inc.	907,340	70,101
	Jabil Inc.	1,956,083	69,969
	Silicon Laboratories Inc.	617,447	68,753
	National Instruments Corp.	1,626,267	68,287
*	Nuance Communications Inc.	4,136,350	67,464
*	RealPage Inc.	1,066,677	67,051
	SYNNEX Corp.	577,844	65,239
	Blackbaud Inc.	713,408	64,449
	Avnet Inc.	1,423,425	63,321
*	Ceridian HCM Holding Inc.	1,259,052	62,159
*	ViaSat Inc.	824,966	62,136
*	First Solar Inc.	1,070,856	62,120
	Littelfuse Inc.	347,221	61,566
	j2 Global Inc.	674,178	61,229
	Science Applications International Corp.	698,041	60,974
*	Avalara Inc.	904,508	60,864
*	MongoDB Inc.	491,821	59,255
	Cabot Microelectronics Corp.	413,671	58,414
*	Lumentum Holdings Inc.	1,089,787	58,369
	Dolby Laboratories Inc. Class A	901,758	58,290
*	NCR Corp.	1,815,033	57,282
*	Dropbox Inc. Class A	2,839,897	57,281
*	SolarEdge Technologies Inc.	660,067	55,261
*	Anaplan Inc.	1,153,049	54,193
*	Nutanix Inc.	2,039,887	53,547
*	CoreLogic Inc.	1,145,120	52,985
*	Tech Data Corp.	502,921	52,424
*	Coherent Inc.	339,185	52,140
	Perspecta Inc.	1,972,234	51,515
	LogMeIn Inc.	722,932	51,299
*	Teradata Corp.	1,640,433	50,853
*	ACI Worldwide Inc.	1,608,930	50,400
	KBR Inc.	2,045,273	50,191
*	Q2 Holdings Inc.	633,989	50,003
*	Pure Storage Inc. Class A	2,947,904	49,937
*	Five9 Inc.	865,253	46,499
*	Viavi Solutions Inc.	3,318,144	46,471
*	Paylocity Holding Corp.	472,008	46,059
*	Semtech Corp.	941,295	45,756
*	Smartsheet Inc. Class A	1,245,233	44,866
*	Cirrus Logic Inc.	825,025	44,205
*	Cornerstone OnDemand Inc.	789,544	43,283
*,^	II-VI Inc.	1,210,941	42,637
*	Zscaler Inc.	878,196	41,504
*	New Relic Inc.	673,719	41,400
*	LiveRamp Holdings Inc.	960,965	41,283

*	Verint Systems Inc.	956,514	40,920
*	Envestnet Inc.	701,171	39,756
*	FireEye Inc.	2,976,086	39,701
*	Inphi Corp.	640,921	39,128
*	Novanta Inc.	478,621	39,113
	Power Integrations Inc.	426,330	38,553
	Brooks Automation Inc.	1,017,073	37,662
*	Qualys Inc.	489,713	37,008
	Pegasystems Inc.	538,557	36,649
*	Itron Inc.	487,362	36,045
*	Rogers Corp.	262,232	35,850
*	Box Inc.	2,117,268	35,062
*	Elastic NV	425,745	35,056
*	Lattice Semiconductor Corp.	1,877,077	34,322
*	ExlService Holdings Inc.	500,825	33,535
*	CommScope Holding Co. Inc.	2,803,678	32,971
*	PROS Holdings Inc.	545,231	32,496
*	Acacia Communications Inc.	493,537	32,277
	Vishay Intertechnology Inc.	1,864,685	31,569
*	Sanmina Corp.	977,175	31,377
*	LivePerson Inc.	870,535	31,078
*	Advanced Energy Industries Inc.	536,599	30,806
*	Blackline Inc.	624,358	29,851
*	Anixter International Inc.	424,782	29,361
*,^	Cloudera Inc.	3,312,010	29,344
*	8x8 Inc.	1,398,309	28,973
	Belden Inc.	541,247	28,870
*	Insight Enterprises Inc.	504,996	28,123
*	Fabrinet	535,064	27,984
	ManTech International Corp. Class A	389,566	27,819
*	Everbridge Inc.	449,535	27,741
*	Rapid7 Inc.	609,741	27,676
	EVERTEC Inc.	873,612	27,274
*,^	Zoom Video Communications Inc. Class A	357,906	27,272
*	Varonis Systems Inc.	440,897	26,357
*	Plexus Corp.	420,514	26,286
*	EchoStar Corp. Class A	653,741	25,901
*	Knowles Corp.	1,240,063	25,223
*	Ambarella Inc.	401,060	25,201
	CSG Systems International Inc.	484,466	25,037
*	OSI Systems Inc.	245,933	24,977
*	CommVault Systems Inc.	556,397	24,877
	Progress Software Corp.	648,697	24,689
*	Enphase Energy Inc.	1,110,410	24,684
*	SPS Commerce Inc.	519,449	24,450
*,^	Verra Mobility Corp. Class A	1,695,483	24,330
*	Alarm.com Holdings Inc.	510,674	23,818
*	Diodes Inc.	580,915	23,324
	InterDigital Inc.	440,632	23,120
*	Workiva Inc. Class A	519,472	22,768
*	NetScout Systems Inc.	968,295	22,329
^	Ubiquiti Inc.	187,201	22,138
	Badger Meter Inc.	408,750	21,950
*,^	Appian Corp. Class A	455,679	21,645
*	Bottomline Technologies DE Inc.	549,736	21,632
*	Rambus Inc.	1,623,585	21,310
	Kulicke & Soffa Industries Inc.	895,219	21,020

*	MaxLinear Inc.	936,869	20,967
*	SVMK Inc.	1,203,838	20,586
*	FormFactor Inc.	1,100,439	20,518
	NIC Inc.	986,890	20,379
*	SailPoint Technologies Holding Inc.	1,078,126	20,150
*	ForeScout Technologies Inc.	524,079	19,873
*	Yext Inc.	1,228,140	19,515
*	Synaptics Inc.	468,257	18,707
*	Instructure Inc.	479,494	18,576
*	Perficient Inc.	480,107	18,523
	Methode Electronics Inc.	543,216	18,274
*	Pluralsight Inc. Class A	1,078,735	18,117
*	MicroStrategy Inc. Class A	120,016	17,807
	Plantronics Inc.	476,144	17,770
*	Sykes Enterprises Inc.	579,743	17,763
*	Carbon Black Inc.	680,004	17,673
*	Pivotal Software Inc. Class A	1,135,146	16,936
*	TTM Technologies Inc.	1,377,193	16,795
*	Altair Engineering Inc. Class A	475,644	16,467
*	Appfolio Inc.	172,270	16,390
*,^	Crowdstrike Holdings Inc. Class A	271,458	15,829
	CTS Corp.	483,547	15,648
	Benchmark Electronics Inc.	537,144	15,609
*	Avaya Holdings Corp.	1,519,537	15,545
*	Cardtronics plc Class A	512,702	15,504
	KEMET Corp.	840,915	15,288
*	ePlus Inc.	199,160	15,154
*	Conduent Inc.	2,404,511	14,956
	Xperi Corp.	719,378	14,877
*	NETGEAR Inc.	459,702	14,812
*	Virtusa Corp.	404,716	14,578
	MTS Systems Corp.	263,322	14,549
*	MACOM Technology Solutions Holdings Inc.	659,941	14,185
	TiVo Corp.	1,827,614	13,917
*,^	3D Systems Corp.	1,695,946	13,822
*	SolarWinds Corp.	747,240	13,787
*	Amkor Technology Inc.	1,512,534	13,764
*	2U Inc.	833,229	13,565
^	Ebix Inc.	320,879	13,509
*	Evo Payments Inc. Class A	476,970	13,412
*,^	Slack Technologies Inc. Class A	546,621	12,971
*	Zuora Inc. Class A	858,362	12,918
*	Extreme Networks Inc.	1,727,019	12,564
*	Diebold Nixdorf Inc.	1,114,760	12,485
*	FARO Technologies Inc.	254,244	12,293
*	Infinera Corp.	2,239,212	12,204
	Monotype Imaging Holdings Inc.	613,036	12,144
*	Rudolph Technologies Inc.	455,633	12,010
	Switch Inc.	764,185	11,937
	Presidio Inc.	699,593	11,823
*	Fitbit Inc. Class A	3,093,549	11,786
*	Tenable Holdings Inc.	525,384	11,758
*	Nanometrics Inc.	358,963	11,709
*	ScanSource Inc.	382,824	11,695
	Comtech Telecommunications Corp.	354,757	11,530
*	Model N Inc.	406,252	11,278
*	Photronics Inc.	991,845	10,791

*	Upland Software Inc.	308,382	10,750
	TTEC Holdings Inc.	207,806	9,950
	AVX Corp.	653,388	9,932
*,^	SunPower Corp. Class A	897,234	9,843
*	CEVA Inc.	324,245	9,682
	Cass Information Systems Inc.	177,006	9,557
*	Benefitfocus Inc.	383,858	9,140
*	Cision Ltd.	1,127,509	8,671
*	Harmonic Inc.	1,316,944	8,665
*	Veeco Instruments Inc.	723,989	8,456
*	Ultra Clean Holdings Inc.	577,135	8,446
*	Axcelis Technologies Inc.	483,924	8,270
	Cohu Inc.	595,364	8,040
	ADTRAN Inc.	705,049	7,999
*	Ichor Holdings Ltd.	328,798	7,950
*	MobileIron Inc.	1,135,794	7,434
*	Carbonite Inc.	472,804	7,324
*	Dynatrace Inc.	389,139	7,265
	QAD Inc. Class A	152,746	7,054
*	Agilysys Inc.	271,158	6,944
*,^	Digimarc Corp.	176,971	6,918
	PC Connection Inc.	175,544	6,829
*	Impinj Inc.	221,305	6,823
*	OneSpan Inc.	462,508	6,706
	Hackett Group Inc.	406,585	6,692
*	Vishay Precision Group Inc.	188,941	6,186
	American Software Inc. Class A	410,796	6,170
*	Zix Corp.	819,643	5,934
*	A10 Networks Inc.	835,281	5,797
*	CalAmp Corp.	495,285	5,706
*	Digi International Inc.	417,281	5,683
*	Digital Turbine Inc.	879,741	5,670
*	nLight Inc.	360,407	5,644
*	Unisys Corp.	756,639	5,622
*	Kimball Electronics Inc.	386,292	5,605
*	PDF Solutions Inc.	418,353	5,468
*	Brightcove Inc.	521,643	5,467
*	Mitek Systems Inc.	540,711	5,218
*	Limelight Networks Inc.	1,700,595	5,153
*	International Money Express Inc.	357,247	4,909
*,^	VirnetX Holding Corp.	888,118	4,796
	NVE Corp.	71,936	4,773
*	Medallia Inc.	173,572	4,761
*	SMART Global Holdings Inc.	182,364	4,647
*	Ribbon Communications Inc.	787,375	4,598
*,^	GreenSky Inc. Class A	669,391	4,582
*,^	Fastly Inc. Class A	189,689	4,553
*	Calix Inc.	706,772	4,516
*	Endurance International Group Holdings Inc.	1,192,329	4,471
*	Napco Security Technologies Inc.	171,024	4,365
*,^	Paysign Inc.	430,878	4,352
*	DSP Group Inc.	306,185	4,313
	Daktronics Inc.	578,920	4,275
*	I3 Verticals Inc. Class A	209,910	4,223
*	Domo Inc.	260,255	4,159
*,^	Pagerduty Inc.	136,829	3,865
*	Arlo Technologies Inc.	1,111,240	3,789

*,^	Inseego Corp.	778,646	3,738
*,^	GTT Communications Inc.	393,757	3,709
*,^	PAR Technology Corp.	154,410	3,670
*	Alpha & Omega Semiconductor Ltd.	291,442	3,579
*	Immersion Corp.	460,506	3,523
*	Telaria Inc.	506,659	3,501
*	Casa Systems Inc.	444,441	3,491
*	ChannelAdvisor Corp.	370,477	3,457
*	Repay Holdings Corp.	250,700	3,342
*	Adesto Technologies Corp.	377,889	3,235
*	GTY Technology Holdings Inc.	515,700	3,233
*	NeoPhotonics Corp.	523,260	3,187
*	Synchronoss Technologies Inc.	588,079	3,176
*	Iteris Inc.	547,555	3,146
*,^	Applied Optoelectronics Inc.	278,449	3,124
*	Avid Technology Inc.	503,420	3,116
*,^	Akoustis Technologies Inc.	383,274	2,970
*,^	Intelligent Systems Corp.	65,612	2,726
*,^	ShotSpotter Inc.	115,745	2,666
*	Telenav Inc.	552,968	2,643
	PC-Tel Inc.	276,829	2,325
	Bel Fuse Inc. Class B	153,335	2,305
*	KVH Industries Inc.	203,900	2,172
*	eGain Corp.	261,930	2,097
*	Seachange International Inc.	679,830	1,958
*	GSI Technology Inc.	220,551	1,932
*,^	SecureWorks Corp. Class A	144,423	1,867
*,^	MoneyGram International Inc.	466,181	1,855
*	AXT Inc.	520,222	1,852
*	PRGX Global Inc.	353,952	1,823
*,^	Smith Micro Software Inc.	329,282	1,790
*	ACM Research Inc. Class A	123,155	1,707
*	Clearfield Inc.	139,964	1,659
*	Pixelworks Inc.	442,513	1,637
*	CyberOptics Corp.	112,360	1,609
*,^	USA Technologies Inc.	215,602	1,580
	GlobalSCAPE Inc.	131,567	1,509
*	Intevac Inc.	282,964	1,483
	TransAct Technologies Inc.	118,987	1,449
*	Luna Innovations Inc.	244,573	1,416
*	EMCORE Corp.	439,935	1,351
*	SharpSpring Inc.	137,815	1,337
	AstroNova Inc.	81,755	1,322
*,^	Eastman Kodak Co.	495,475	1,308
*,^	Asure Software Inc.	194,398	1,304
*	Airgain Inc.	103,786	1,219
	TESSCO Technologies Inc.	83,660	1,202
*	Park City Group Inc.	194,170	1,120
*	LRAD Corp.	329,911	1,105
*	Frequency Electronics Inc.	90,022	1,094
*	ServiceSource International Inc.	1,242,520	1,093
*	StarTek Inc.	161,812	1,047
*	Information Services Group Inc.	416,590	1,035
*	Key Tronic Corp.	153,764	976
*,^	Veritone Inc.	265,283	947
*,^	Research Frontiers Inc.	290,116	928
*	Steel Connect Inc.	529,960	917

*	Amtech Systems Inc.	166,221	881
*	ID Systems Inc.	160,161	878
	CSP Inc.	63,390	855
*	Rimini Street Inc.	192,247	842
*	Phunware Inc.	581,400	837
*	DASAN Zhone Solutions Inc.	90,450	829
*,^	Resonant Inc.	277,891	825
*	Identiv Inc.	154,044	810
*	Exela Technologies Inc.	684,046	807
	CDW Corp.	6,375	786
*	Everspin Technologies Inc.	126,537	776
*	Computer Task Group Inc.	154,714	774
*,^	MicroVision Inc.	1,278,401	758
*	NetSol Technologies Inc.	126,277	701
*,^	Internap Corp.	268,567	693
	Richardson Electronics Ltd.	116,609	676
*,^	Kopin Corp.	979,351	664
*	LGL Group Inc.	63,393	652
	RF Industries Ltd.	83,949	594
*	IEC Electronics Corp.	84,880	587
*	Intellicheck Inc.	115,470	576
*	Aviat Networks Inc.	41,586	568
*	Lantronix Inc.	166,237	557
*	Aware Inc.	183,320	537
*	Datadog Inc. Class A	15,834	537
*	PFSweb Inc.	204,650	518
*,^	QuickLogic Corp.	1,469,996	517
*	Data I/O Corp.	131,998	513
*	Synacor Inc.	363,282	498
*	Atomera Inc.	123,595	466
*	RealNetworks Inc.	280,491	466
*	Finjan Holdings Inc.	230,934	462
	QAD Inc. Class B	11,899	426
*,^	Wrap Technologies Inc.	102,897	420
*,^	ClearSign Combustion Corp.	337,298	405
*,^	Riot Blockchain Inc.	225,094	401
	Communications Systems Inc.	84,005	384
*	Coda Octopus Group Inc.	45,539	374
*	MAM Software Group Inc.	30,636	370
*	Optical Cable Corp.	101,490	362
*	Issuer Direct Corp.	34,425	356
*	inTEST Corp.	75,524	351
*	Ping Identity Holding Corp.	19,797	342
*	Perceptron Inc.	70,502	338
*	Wireless Telecom Group Inc.	233,098	336
*	Majesco	38,482	325
*	Aehr Test Systems	176,801	316
*	GSE Systems Inc.	180,096	299
*,^	Cloudflare Inc. Class A	15,866	295
*	Innodata Inc.	215,507	287
	Wayside Technology Group Inc.	18,491	278
*	CUI Global Inc.	317,250	270
*	Qumu Corp.	80,502	268
*	CVD Equipment Corp.	68,981	228
*	BSQUARE Corp.	186,526	226
*	Support.com Inc.	145,787	225
*	LightPath Technologies Inc. Class A	267,231	224

*	WidePoint Corp.	702,924	221
	Network-1 Technologies Inc.	93,241	217
*	SITO Mobile Ltd.	247,815	214
*	ClearOne Inc.	114,463	211
*	Image Sensing Systems Inc.	44,750	209
*,^	Net Element Inc.	44,862	205
*	Sonim Technologies Inc.	59,459	174
*	eMagin Corp.	416,604	162
*	Westell Technologies Inc. Class A	109,328	149
*,^	NXT-ID Inc.	270,096	143
*,^	Digital Ally Inc.	109,792	141
	BK Technologies Corp.	40,918	137
*,^	Boxlight Corp. Class A	69,543	128
	Bel Fuse Inc. Class A	8,959	123
*,^	AudioEye Inc.	31,131	120
*	Marin Software Inc.	41,968	108
*	Qualstar Corp.	18,492	108
*,^	Neonode Inc.	44,970	108
*,^	Marathon Patent Group Inc.	57,647	101
*	Usio Inc.	46,196	93
*	ALJ Regional Holdings Inc.	64,383	89
*	One Stop Systems Inc.	29,113	86
*	Evolving Systems Inc.	93,207	86
*	TSR Inc.	23,470	81
*	Inuvo Inc.	273,520	74
	SigmaTron International Inc.	16,060	65
*	Socket Mobile Inc.	27,598	65
*	BroadVision Inc.	33,951	63
*	Schmitt Industries Inc.	25,576	58
*	Technical Communications Corp.	20,218	51
*	Bio-key International Inc.	78,056	48
*,^	Applied DNA Sciences Inc.	196,361	44
*	CPI Card Group Inc.	15,906	41
*	Vislink Technologies Inc.	71,046	37
*,^	AMERI Holdings Inc.	183,300	31
	Cemtrex Inc.	22,059	30
*	Nortech Systems Inc.	9,269	28
*	MoSys Inc.	10,087	26
*	ADDvantage Technologies Group Inc.	9,900	20
*	Trio-Tech International	4,900	18
*	Verb Technology Co. Inc.	13,063	14
*	Blonder Tongue Laboratories Inc.	16,400	11
	Taitron Components Inc.	2,300	7
*	Envision Solar International Inc.	1,100	6
*	Superconductor Technologies Inc.	10,085	6
*	Bridgeline Digital Inc.	2,753	5
*	Summit Wireless Technologies Inc.	5,755	5
*	CPS Technologies Corp.	4,074	4
*	Rubicon Technology Inc.	361	3
*,^	Inpixon	16,676	2
			12,714,600
Materials (4.0%)
*	Crown Holdings Inc.	1,908,364	126,067
	RPM International Inc.	1,818,254	125,114
	Royal Gold Inc.	927,837	114,319
	AptarGroup Inc.	899,596	106,557
	Reliance Steel & Aluminum Co.	930,581	92,742

Steel Dynamics Inc.	3,076,309	91,674
* Axalta Coating Systems Ltd.	2,919,374	88,019
Sonoco Products Co.	1,400,218	81,507
* Berry Global Group Inc.	1,865,743	73,268
Huntsman Corp.	2,863,141	66,597
Ashland Global Holdings Inc.	839,996	64,722
Graphic Packaging Holding Co.	4,158,520	61,338
Valvoline Inc.	2,636,152	58,074
Scotts Miracle-Gro Co.	551,594	56,163
Eagle Materials Inc.	591,324	53,225
* Alcoa Corp.	2,620,778	52,599
WR Grace & Co.	779,473	52,038
* Ingevity Corp.	589,538	50,016
NewMarket Corp.	103,166	48,704
Balchem Corp.	456,566	45,287
Olin Corp.	2,312,446	43,289
Louisiana-Pacific Corp.	1,751,263	43,046
Sensient Technologies Corp.	589,024	40,436
Cabot Corp.	807,505	36,596
* Allegheny Technologies Inc.	1,777,188	35,988
Carpenter Technology Corp.	684,505	35,362
PolyOne Corp.	1,075,928	35,129
* Summit Materials Inc. Class A	1,580,168	35,080
Chemours Co.	2,290,071	34,214
HB Fuller Co.	715,475	33,313
Silgan Holdings Inc.	1,091,384	32,780
* Element Solutions Inc.	3,204,086	32,618
Westlake Chemical Corp.	485,784	31,829
Innospec Inc.	345,656	30,812
Domtar Corp.	851,605	30,496
Commercial Metals Co.	1,654,834	28,761
Quaker Chemical Corp.	180,677	28,572
Stepan Co.	284,103	27,575
^ United States Steel Corp.	2,368,351	27,354
^ Cleveland-Cliffs Inc.	3,761,805	27,160
Compass Minerals International Inc.	470,953	26,604
Minerals Technologies Inc.	495,507	26,306
Trinseo SA	561,633	24,122
Owens-Illinois Inc.	2,161,697	22,201
Kaiser Aluminum Corp.	223,606	22,130
Boise Cascade Co.	574,635	18,727
Worthington Industries Inc.	518,391	18,688
Materion Corp.	295,897	18,156
Greif Inc. Class A	469,396	17,785
Schweitzer-Mauduit International Inc.	442,088	16,552
Neenah Inc.	249,225	16,230
* Coeur Mining Inc.	3,253,949	15,651
* Kraton Corp.	465,190	15,021
* GCP Applied Technologies Inc.	755,938	14,552
* Livent Corp.	2,122,474	14,199
* Ferro Corp.	1,195,984	14,184
* US Concrete Inc.	228,501	12,632
Hecla Mining Co.	7,136,162	12,560
Warrior Met Coal Inc.	624,979	12,200
Chase Corp.	106,483	11,648
Tronox Holdings plc Class A	1,278,799	10,614
* AdvanSix Inc.	406,741	10,461

*	AK Steel Holding Corp.	4,585,923	10,410
	Myers Industries Inc.	534,836	9,440
	PH Glatfelter Co.	601,547	9,258
*	Koppers Holdings Inc.	308,360	9,007
*	PQ Group Holdings Inc.	556,695	8,874
	Innophos Holdings Inc.	264,701	8,592
	Schnitzer Steel Industries Inc.	391,695	8,092
*	SunCoke Energy Inc.	1,316,982	7,428
	Mercer International Inc.	561,280	7,038
	Haynes International Inc.	190,832	6,839
*	OMNOVA Solutions Inc.	657,277	6,619
	Tredegar Corp.	335,622	6,551
*,^	McEwen Mining Inc.	4,150,399	6,475
	American Vanguard Corp.	402,685	6,322
	Resolute Forest Products Inc.	1,340,812	6,302
*	Verso Corp.	506,648	6,272
	Hawkins Inc.	139,947	5,948
*	Clearwater Paper Corp.	249,460	5,269
*	Century Aluminum Co.	729,859	4,843
	FutureFuel Corp.	403,054	4,812
*	Intrepid Potash Inc.	1,453,211	4,752
	Kronos Worldwide Inc.	349,167	4,319
^	Advanced Emissions Solutions Inc.	280,176	4,158
*	TimkenSteel Corp.	603,052	3,793
*	UFP Technologies Inc.	89,915	3,471
	Rayonier Advanced Materials Inc.	732,636	3,172
*,^	Amyris Inc.	651,239	3,100
	Gold Resource Corp.	972,260	2,965
*,^	Loop Industries Inc.	184,443	2,365
*	Trecora Resources	261,514	2,359
^	Tecnoglass Inc.	274,478	2,231
	United States Lime & Minerals Inc.	27,379	2,094
*	Ryerson Holding Corp.	243,758	2,079
*,^	Forterra Inc.	277,249	2,005
	Olympic Steel Inc.	138,199	1,990
*	Venator Materials plc	738,169	1,801
*	Universal Stainless & Alloy Products Inc.	114,415	1,785
*	Flotek Industries Inc.	776,697	1,709
	Synalloy Corp.	106,210	1,694
*	LSB Industries Inc.	291,929	1,512
*	Mayville Engineering Co. Inc.	94,477	1,246
	Northern Technologies International Corp.	84,376	1,067
*	AgroFresh Solutions Inc.	396,351	1,042
*	Marrone Bio Innovations Inc.	508,645	717
*	Ampco-Pittsburgh Corp.	186,083	685
*	Core Molding Technologies Inc.	98,285	630
	Friedman Industries Inc.	71,623	465
*,^	Taronis Technologies Inc.	230,596	445
*	Ramaco Resources Inc.	91,534	342
*	General Moly Inc.	684,877	178
*,§	A Schulman Inc. CVR	392,279	170
*,^	Golden Minerals Co.	648,415	158
*,^	US Gold Corp.	117,799	110
*	US Antimony Corp.	177,214	99
*	Paramount Gold Nevada Corp.	131,789	90
*	Solitario Zinc Corp.	258,205	72
	Greif Inc. Class B	596	27

*,^	Comstock Mining Inc.	220,450	23
*	Ikonics Corp.	926	6
			2,754,980
Other (0.0%)2
*,§	Tobira Therapeutics CVR Exp. 12/31/2028	87,894	398
*,§	Corium CVR	370,501	67
*,§	NewStar Financial Inc. CVR	225,787	55
*,§	Media General Inc. CVR	1,202,098	47
*,§	Aratana Therapeutics Inc. CVR	701,074	18
*	Flex Pharma Inc. Rights	119,407	15
*,§	Ambit Biosciences Corp. CVR	22,388	13
*,^,§ Social Reality Inc. Rights Exp. 12/31/2019		74,416	13
*,§	Ocera Therapeutics CVR Line	48,417	13
*,§	GenVec Inc. CPR Exp. 06/19/2020	26,612	12
*,§	Alexza Pharmaceuticals Inc. CVR	128,704	4
*,^,§ Apricus Biosciences Inc. CVR		5,736	3
*,§	OncoMed Pharmaceuticals Inc. CVR	287,555	3
*,§	Seventy Seven Energy Inc. Escrow Line	3,457	—
*,§	Clinical Data CVR	131,308	—
*,§	Adolor Corp. Rights Exp. 07/01/2019	596,841	—
*	MannKind Corp. Warrants Exp. 12/26/2019	335,588	—
*	Kadmon Warrants Exp. 09/29/2022	105,015	—
*,§	TheStreet CVR	40,470	—
*	Advaxis Inc. Warrants Exp. 09/11/2024	47,130	—
*,^,§ Biosante Pharmaceutical Inc. CVR		44,795	—
			661
Real Estate (9.5%)
	WP Carey Inc.	2,406,976	215,424
	Invitation Homes Inc.	6,748,427	199,821
	Sun Communities Inc.	1,288,320	191,251
	Equity LifeStyle Properties Inc.	1,286,523	171,879
	Camden Property Trust	1,352,702	150,163
	VICI Properties Inc.	6,492,012	147,044
	VEREIT Inc.	14,332,491	140,172
	National Retail Properties Inc.	2,357,208	132,947
	Omega Healthcare Investors Inc.	3,042,092	127,129
	CyrusOne Inc.	1,599,643	126,532
	Medical Properties Trust Inc.	6,287,261	122,979
	Liberty Property Trust	2,210,465	113,463
	STORE Capital Corp.	2,932,815	109,717
	Gaming and Leisure Properties Inc.	2,842,862	108,711
	Kilroy Realty Corp.	1,308,057	101,885
	Americold Realty Trust	2,741,921	101,643
	Jones Lang LaSalle Inc.	729,589	101,457
	Douglas Emmett Inc.	2,347,879	100,560
	Lamar Advertising Co. Class A	1,202,896	98,553
	CubeSmart	2,729,763	95,269
	American Homes 4 Rent Class A	3,664,505	94,874
	American Campus Communities Inc.	1,931,690	92,876
	Healthcare Trust of America Inc. Class A	2,925,776	85,959
	Brixmor Property Group Inc.	4,139,453	83,989
	EPR Properties	1,090,207	83,793
	Park Hotels & Resorts Inc.	3,330,124	83,153
	Cousins Properties Inc.	2,086,214	78,421
*	Howard Hughes Corp.	575,073	74,529
	Hudson Pacific Properties Inc.	2,199,273	73,588

First Industrial Realty Trust Inc.	1,832,060	72,476
Rexford Industrial Realty Inc.	1,590,503	70,014
Life Storage Inc.	658,176	69,378
EastGroup Properties Inc.	530,954	66,380
Highwoods Properties Inc.	1,457,556	65,503
JBG SMITH Properties	1,659,935	65,086
CoreSite Realty Corp.	519,650	63,319
Sabra Health Care REIT Inc.	2,681,856	61,575
Healthcare Realty Trust Inc.	1,832,207	61,379
Spirit Realty Capital Inc.	1,255,993	60,112
Ryman Hospitality Properties Inc.	724,746	59,291
Service Properties Trust	2,261,347	58,320
Equity Commonwealth	1,679,737	57,531
Outfront Media Inc.	2,012,111	55,896
STAG Industrial Inc.	1,808,949	53,328
PS Business Parks Inc.	287,125	52,242
Rayonier Inc.	1,825,553	51,481
Pebblebrook Hotel Trust	1,841,499	51,230
National Health Investors Inc.	614,131	50,598
Weingarten Realty Investors	1,650,773	48,087
Apple Hospitality REIT Inc.	2,899,287	48,070
Physicians Realty Trust	2,705,252	48,018
Corporate Office Properties Trust	1,578,254	47,000
Terreno Realty Corp.	918,034	46,902
Agree Realty Corp.	613,847	44,903
Sunstone Hotel Investors Inc.	3,117,482	42,834
Colony Capital Inc.	6,846,217	41,214
RLJ Lodging Trust	2,364,233	40,168
QTS Realty Trust Inc. Class A	781,290	40,166
Kennedy-Wilson Holdings Inc.	1,808,289	39,638
PotlatchDeltic Corp.	955,504	39,257
Brandywine Realty Trust	2,533,617	38,384
Paramount Group Inc.	2,816,586	37,601
Piedmont Office Realty Trust Inc. Class A	1,765,783	36,870
Retail Properties of America Inc.	2,976,650	36,672
Taubman Centers Inc.	849,044	34,666
Columbia Property Trust Inc.	1,625,793	34,386
Acadia Realty Trust	1,202,727	34,374
Xenia Hotels & Resorts Inc.	1,591,235	33,607
CareTrust REIT Inc.	1,392,798	32,738
Urban Edge Properties	1,624,793	32,155
American Assets Trust Inc.	683,128	31,929
Lexington Realty Trust Class B	3,041,971	31,180
Senior Housing Properties Trust	3,330,209	30,821
Washington REIT	1,105,586	30,249
Retail Opportunity Investments Corp.	1,653,622	30,146
SITE Centers Corp.	1,962,176	29,648
GEO Group Inc.	1,703,700	29,542
Empire State Realty Trust Inc.	2,050,960	29,267
CoreCivic Inc.	1,670,952	28,874
LTC Properties Inc.	561,878	28,779
Mack-Cali Realty Corp.	1,319,504	28,580
DiamondRock Hospitality Co.	2,780,562	28,501
Four Corners Property Trust Inc.	992,553	28,069
National Storage Affiliates Trust	834,055	27,832
Hannon Armstrong Sustainable Infrastructure Capital Inc.	916,541	26,717
Alexander & Baldwin Inc.	996,363	24,421

	Essential Properties Realty Trust Inc.	1,062,678	24,346
	Global Net Lease Inc.	1,166,261	22,742
	Easterly Government Properties Inc.	1,062,447	22,630
	Office Properties Income Trust	696,442	21,339
	Uniti Group Inc.	2,671,528	20,744
	Industrial Logistics Properties Trust	956,134	20,318
	Monmouth Real Estate Investment Corp.	1,398,460	20,152
^	Tanger Factory Outlet Centers Inc.	1,291,116	19,986
	Independence Realty Trust Inc.	1,361,914	19,489
	Newmark Group Inc. Class A	2,132,841	19,324
	Universal Health Realty Income Trust	186,567	19,179
	Kite Realty Group Trust	1,159,997	18,734
*,^	Redfin Corp.	1,089,153	18,341
^	American Finance Trust Inc.	1,261,188	17,606
^	Seritage Growth Properties Class A	409,288	17,391
	Summit Hotel Properties Inc.	1,463,254	16,974
	Getty Realty Corp.	509,687	16,341
	RPT Realty	1,117,751	15,146
^	Innovative Industrial Properties Inc.	160,548	14,830
	NexPoint Residential Trust Inc.	308,145	14,409
	Armada Hoffler Properties Inc.	796,094	14,401
	Franklin Street Properties Corp.	1,614,166	13,656
	Community Healthcare Trust Inc.	272,340	12,133
	Investors Real Estate Trust	157,711	11,776
	Chatham Lodging Trust	640,725	11,629
^	Washington Prime Group Inc.	2,721,702	11,268
*	Marcus & Millichap Inc.	316,615	11,237
^	Realogy Holdings Corp.	1,657,970	11,075
	Urstadt Biddle Properties Inc. Class A	462,066	10,951
	iStar Inc.	838,434	10,942
	Gladstone Commercial Corp.	451,181	10,603
	Alexander's Inc.	30,310	10,560
	RMR Group Inc. Class A	221,722	10,084
	Saul Centers Inc.	178,680	9,740
	Preferred Apartment Communities Inc. Class A	649,554	9,386
*	St. Joe Co.	532,009	9,113
	City Office REIT Inc.	612,500	8,814
	Retail Value Inc.	236,641	8,765
	CorEnergy Infrastructure Trust Inc.	180,818	8,538
	New Senior Investment Group Inc.	1,274,477	8,514
	RE/MAX Holdings Inc. Class A	263,002	8,458
	Front Yard Residential Corp.	729,197	8,430
	Whitestone REIT	605,037	8,325
	CatchMark Timber Trust Inc. Class A	752,641	8,031
	Hersha Hospitality Trust Class A	537,137	7,993
	UMH Properties Inc.	544,014	7,660
	One Liberty Properties Inc.	228,840	6,300
	Jernigan Capital Inc.	307,769	5,925
	CorePoint Lodging Inc.	585,238	5,917
	Spirit MTA REIT	667,465	5,633
*	Tejon Ranch Co.	307,798	5,223
^	Pennsylvania REIT	884,002	5,056
	Global Medical REIT Inc.	442,501	5,045
	Consolidated-Tomoka Land Co.	74,207	4,868
*	FRP Holdings Inc.	99,963	4,800
	Braemar Hotels & Resorts Inc.	471,177	4,424
	Ashford Hospitality Trust Inc.	1,335,783	4,421

	Bluerock Residential Growth REIT Inc. Class A	371,675	4,375
	Safehold Inc.	137,621	4,197
*	Forestar Group Inc.	211,780	3,871
	Cedar Realty Trust Inc.	1,205,686	3,617
	Plymouth Industrial REIT Inc.	180,988	3,316
^	CBL & Associates Properties Inc.	2,539,004	3,275
*	Altisource Portfolio Solutions SA	154,571	3,125
*	Rafael Holdings Inc. Class B	146,832	3,078
	Gladstone Land Corp.	254,782	3,031
*,^	eXp World Holdings Inc.	349,126	2,926
^	Farmland Partners Inc.	432,882	2,892
*	Stratus Properties Inc.	87,388	2,567
	BRT Apartments Corp.	146,907	2,142
	Clipper Realty Inc.	191,332	1,950
	Griffin Industrial Realty Inc.	33,575	1,274
*	Trinity Place Holdings Inc.	293,641	1,175
	Sotherly Hotels Inc.	166,788	1,116
*	Maui Land & Pineapple Co. Inc.	87,932	957
	Condor Hospitality Trust Inc.	70,224	776
*	Transcontinental Realty Investors Inc.	22,564	701
	Postal Realty Trust Inc. Class A	36,302	575
*,^	Wheeler REIT Inc.	136,025	211
	Global Self Storage Inc.	43,032	205
*	InterGroup Corp.	6,800	202
	CIM Commercial Trust Corp.	13,044	202
*	JW Mays Inc.	4,600	166
*	American Realty Investors Inc.	6,484	100
*	Altisource Asset Management Corp.	2,628	25
	Reven Housing REIT Inc.	3,497	18
	HMG/Courtland Properties Inc.	1,000	14
*	CKX Lands Inc.	1,000	10
	Urstadt Biddle Properties Inc.	308	6
*	Power REIT	200	2
	InnSuites Hospitality Trust	108	—
			6,646,997
Utilities (2.9%)
	Vistra Energy Corp.	6,369,339	170,252
	UGI Corp.	2,945,281	148,059
	Aqua America Inc.	3,036,408	136,122
	OGE Energy Corp.	2,810,197	127,527
	IDACORP Inc.	708,791	79,859
	MDU Resources Group Inc.	2,829,590	79,766
	ONE Gas Inc.	755,896	72,649
	Portland General Electric Co.	1,263,396	71,218
	Southwest Gas Holdings Inc.	776,458	70,689
	Hawaiian Electric Industries Inc.	1,539,914	70,235
	ALLETE Inc.	730,257	63,832
	Spire Inc.	725,359	63,280
	Black Hills Corp.	802,936	61,609
	PNM Resources Inc.	1,134,229	59,071
	New Jersey Resources Corp.	1,272,570	57,546
	National Fuel Gas Co.	1,223,823	57,422
	NorthWestern Corp.	724,985	54,410
	Ormat Technologies Inc.	726,524	53,973
	American States Water Co.	526,945	47,351
	Avista Corp.	929,161	45,009
	South Jersey Industries Inc.	1,299,473	42,766

	Avangrid Inc.			776,916	40,594
	MGE Energy Inc.			507,648	40,546
	El Paso Electric Co.			583,670	39,153
	California Water Service Group			705,202	37,326
	Pattern Energy Group Inc. Class A			1,325,983	35,709
	Otter Tail Corp.			573,665	30,835
	Northwest Natural Holding Co.			431,226	30,764
	SJW Group			345,851	23,618
	Chesapeake Utilities Corp.			232,694	22,180
	TerraForm Power Inc. Class A			1,110,971	20,247
	Clearway Energy Inc.			1,077,417	19,663
	Middlesex Water Co.			244,020	15,852
	Unitil Corp.			217,706	13,811
	Connecticut Water Service Inc.			177,386	12,428
	York Water Co.			198,741	8,677
	Clearway Energy Inc. Class A			420,361	7,289
*	AquaVenture Holdings Ltd.			288,853	5,612
*,^	Cadiz Inc.			390,701	4,880
	Artesian Resources Corp. Class A			116,710	4,318
	RGC Resources Inc.			88,840	2,598
	Genie Energy Ltd. Class B			286,048	2,134
*	Pure Cycle Corp.			198,874	2,044
^	Spark Energy Inc. Class A			147,300	1,554
	Global Water Resources Inc.			120,540	1,427
*	Sunnova Energy International Inc.			80,050	861
					2,056,765
Total Common Stocks (Cost $55,791,634)					68,986,984
Preferred Stocks (0.0%)1
	Air T Funding Pfd., 8.00%, 6/7/24 (Cost $15)			7,047	18

		Coupon
Temporary Cash Investments (2.9%)1
Money Market Fund (2.9%)
3,4	Vanguard Market Liquidity Fund	2.098%		19,940,771	1,994,276

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
5	United States Treasury Bill	2.048%-2.053%	11/21/19	17,000	16,957
5	United States Treasury Bill	1.946%-2.275%	11/29/19	6,300	6,281
					23,238
Total Temporary Cash Investments (Cost $2,017,205)					2,017,514
Total Investments (102.0%) (Cost $57,808,854)					71,004,516
Other Asset and Liabilities-Net (-2.0%)4,6					(1,400,788)
Net Assets (100%)					69,603,728

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is
$1,378,753,000.
§ Security value determined using significant unobservable inputs.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 2.0%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund's benchmark index.

3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Collateral of $1,487,821,000 was received for securities on loan, of which $1,473,802,000 is held in Vanguard
Market Liquidity Fund and $14,019,000 is held in cash.
5 Securities with a value of $23,238,000 have been segregated as initial margin for open futures contracts.
6 Cash of $1,071,000 has been segregated as collateral for certain open over-the-counter-swaps contracts.
CPR—Contingent Payments Rights.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2019	4,226	322,233	(12,322)
E-mini S&P Mid-Cap 400 Index	December 2019	973	188,567	(2,756)
E-mini S&P 500 Index	December 2019	335	49,890	239
				(14,839)

Over-the-Counter Total Return Swaps
				Floating
				Interest
				Rate	Value and	Value and
			Notional	Received	Unrealized	Unrealized
	Termination		Amount	(Paid)[1]	Appreciation	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(%)	($000)	($000)
Pitney Bowes Inc.	2/4/20	GSI	2,228	(2.241)	7	—
SLM Corp.	2/4/20	GSI	20,520	(2.671)	—	(1,476)
					7	(1,476)
1 Payment received/paid monthly.
GSI—Goldman Sachs International.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

Extended Market Index Fund

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination.
The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Extended Market Index Fund

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of September 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	68,986,086	15	883
Preferred Stocks	18	—	—
Temporary Cash Investments	1,994,276	23,238	—
Futures Contracts—Assets[1]	1,829	—	—
Futures Contracts—Liabilities[1]	(93)	—	—
Swap Contracts—Assets	—	7	—
Swap Contracts—Liabilities	—	(1,476)	—
Total	70,982,116	21,784	883
1 Represents variation margin on the last day of the reporting period.